UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Allspring Dynamic Target Today Fund, Allspring Dynamic Target 2015 Fund, Allspring Dynamic Target 2020 Fund, Allspring Dynamic Target 2025 Fund, Allspring Dynamic Target 2030 Fund, Allspring Dynamic Target 2035 Fund, Allspring Dynamic Target 2040 Fund, Allspring Dynamic Target 2045 Fund, Allspring Dynamic Target 2050 Fund, Allspring Dynamic Target 2055 Fund and Allspring Dynamic Target 2060 Fund

Date of reporting period:    August 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
August 31, 2022
Target Date Retirement Funds
■	Allspring Dynamic Target Today Fund
■	Allspring Dynamic Target 2015 Fund
■	Allspring Dynamic Target 2020 Fund
■	Allspring Dynamic Target 2025 Fund
■	Allspring Dynamic Target 2030 Fund
■	Allspring Dynamic Target 2035 Fund
■	Allspring Dynamic Target 2040 Fund
■	Allspring Dynamic Target 2045 Fund
■	Allspring Dynamic Target 2050 Fund
■	Allspring Dynamic Target 2055 Fund
■	Allspring Dynamic Target 2060 Fund

The views expressed and any forward-looking statements are as of August 31, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Dynamic Target Date Funds for the six-month period that ended August 31, 2022. Globally, stocks and bonds experienced heightened volatility through the period. Non-U.S. securities fared the worst as the global economy faced multiple challenges. Bonds had historically poor performance during a difficult period, with major fixed income indexes all falling substantially for the six-month period. The performance of non-U.S. investments was worsened by the strong U.S. dollar.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered significant losses, with U.S. large-cap stocks faring better overall than non-U.S. developed market equities and emerging market stocks. Fixed income securities were also deeply in the red, in a period of high inflation and sharply rising interest rates. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 8.84%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -13.51%, while the MSCI EM Index (Net) (USD)3 lost 13.30%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -7.76%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -16.59%, the Bloomberg Municipal Bond Index6 declined 5.72%, and the ICE BofA U.S. High Yield Index7 fell 7.68%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The six-month period began with the immediate aftermath of the Russian invasion of Ukraine. After falling sharply in late February, equity, bond, and commodities markets continued to be shaken by fear, uncertainty, and an upending of demand-supply dynamics. Financial markets globally experienced heightened volatility in March. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of growth accompanying higher prices.
“ The six-month period began with the immediate aftermath of the Russian invasion of Ukraine. After falling sharply in late February, equity, bond, and commodities markets continued to be shaken by fear, uncertainty, and an upending of demand-supply dynamics.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A historically bad year in financial markets continued in June, with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown, and possibly a recession after two consecutive quarters of negative gross domestic product growth, the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. housing market data indicated a continued rise in home prices, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. Inflation persisted at historically high levels, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their earlier peaks. The hint of a silver lining—and a questionable one—was the continued resilience of the U.S. jobs market. However, the dark smudge on that silver lining was the increased likelihood of further Fed rate hikes: The Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Target Date Retirement Funds

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Allspring Dynamic Target Date Funds

Investment objective
Each Fund seeks total return over time, consistent with its strategic target allocation.
Manager
Allspring Funds Management, LLC
Subadviser
Allspring Global Investments, LLC
Portfolio managers
Kandarp R. Acharya, CFA®‡, FRM
Petros N. Bocray, CFA®‡, FRM
Travis Keshemberg, CFA®‡, CIPM, FRM#
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Keshemberg became a portfolio manager of the Funds on March 24, 2022.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDYAX)	11-30-2015	-18.62	1.96	3.01	-13.67	3.17	3.92	2.28	0.60
Class C (WDYCX)	11-30-2015	-15.07	2.75	3.41	-14.07	2.75	3.41	3.03	1.35
Class R4 (WDYYX)	11-30-2015	–	–	–	-13.42	3.47	4.23	2.00	0.29
Class R6 (WDYZX)	11-30-2015	–	–	–	-13.29	3.62	4.38	1.85	0.14
Administrator Class (WDYDX)[3]	8-29-2022	–	–	–	-13.56	3.27	4.10	2.20	0.49
S&P Target Date Retirement Income Index[4]	–	–	–	–	-10.11	3.07	3.68 *	–	–
Dynamic Target Today Blended Index[5]	–	–	–	–	-12.64	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	29.84
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	18.45
Allspring Investment Grade Corporate Bond Portfolio	15.48
Allspring Strategic Retirement Bond Portfolio	10.04
Allspring Factor Enhanced International Equity Portfolio	9.71
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.56
Allspring U.S. REIT Portfolio	3.23
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.96
Allspring Emerging Markets Bond Portfolio	2.51
Allspring High Yield Corporate Bond Portfolio	2.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	60	67
Stock Funds	40	40
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.13	8.34	0.97
Class C	1.13	8.38	0.96
Class R4	1.13	8.34	0.97
Class R6	1.12	8.31	0.97
Administrator Class	1.12	8.31	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTAX)	11-30-2015	-18.99	2.43	3.60	-14.05	3.65	4.52	2.41	0.60
Class C (WDTCX)	11-30-2015	-15.38	3.23	4.02	-14.38	3.23	4.02	3.16	1.35
Class R4 (WDTYX)	11-30-2015	–	–	–	-13.91	3.89	4.80	2.13	0.29
Class R6 (WDTZX)	11-30-2015	–	–	–	-13.67	4.09	4.98	1.98	0.14
Administrator Class (WDFDX)[3]	8-29-2022	–	–	–	-13.95	3.74	4.70	2.33	0.49
S&P Target Date 2015 Index[4]	–	–	–	–	-10.54	4.02	4.81 *	–	–
Dynamic Target 2015 Blended Index[5]	–	–	–	–	-12.89	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	26.89
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	21.28
Allspring Investment Grade Corporate Bond Portfolio	13.95
Allspring Factor Enhanced International Equity Portfolio	11.17
Allspring Strategic Retirement Bond Portfolio	9.05
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.31
Allspring U.S. REIT Portfolio	3.72
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.40
Allspring Emerging Markets Bond Portfolio	2.22
Allspring High Yield Corporate Bond Portfolio	2.21
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	54	61
Stock Funds	46	46
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.02	9.40	0.97
Class C	1.03	9.46	0.96
Class R4	1.02	9.38	0.97
Class R6	1.02	9.37	0.97
Administrator Class	1.02	9.37	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTDX)	11-30-2015	-19.74	2.82	4.11	-14.83	4.04	5.03	2.09	0.60
Class C (WDTEX)	11-30-2015	-16.13	3.60	4.49	-15.13	3.60	4.49	2.84	1.35
Class R4 (WDTGX)	11-30-2015	–	–	–	-14.57	4.35	5.34	1.81	0.29
Class R6 (WDTHX)	11-30-2015	–	–	–	-14.51	4.50	5.49	1.66	0.14
Administrator Class (WDDTX)[3]	8-29-2022	–	–	–	-14.78	4.15	5.22	2.01	0.49
S&P Target Date 2020 Index[4]	–	–	–	–	-11.15	4.19	5.12 *	–	–
Dynamic Target 2020 Blended Index[5]	–	–	–	–	-13.20	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	24.32
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	23.79
Allspring Factor Enhanced International Equity Portfolio	12.86
Allspring Investment Grade Corporate Bond Portfolio	12.35
Allspring Strategic Retirement Bond Portfolio	7.98
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.02
Allspring U.S. REIT Portfolio	4.30
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.91
Allspring Emerging Markets Bond Portfolio	1.96
Allspring High Yield Corporate Bond Portfolio	1.96
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	47	53
Stock Funds	53	54
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.02	10.21	0.97
Class C	1.02	10.30	0.96
Class R4	1.02	10.27	0.97
Class R6	1.01	10.20	0.97
Administrator Class	1.01	10.21	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTIX)	11-30-2015	-19.99	3.56	4.80	-15.11	4.79	5.72	1.46	0.60
Class C (WDTJX)	11-30-2015	-15.14	4.67	5.42	-14.14	4.67	5.42	2.21	1.35
Class R4 (WDTLX)	11-30-2015	–	–	–	-14.83	5.10	6.03	1.18	0.29
Class R6 (WDTMX)	11-30-2015	–	–	–	-14.68	5.27	6.19	1.03	0.14
Administrator Class (WDETX)[3]	8-29-2022	–	–	–	-14.95	4.92	5.91	1.38	0.49
S&P Target Date 2025 Index[4]	–	–	–	–	-11.60	4.90	5.83 *	–	–
Dynamic Target 2025 Blended Index[5]	–	–	–	–	-13.90	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	28.58
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	20.87
Allspring Factor Enhanced International Equity Portfolio	15.68
Allspring Investment Grade Corporate Bond Portfolio	10.83
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	7.11
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.76
Allspring Strategic Retirement Bond Portfolio	4.58
Allspring U.S. REIT Portfolio	3.33
Allspring Emerging Markets Bond Portfolio	1.73
Allspring High Yield Corporate Bond Portfolio	1.71
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	37	44
Stock Funds	63	63
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.99	11.46	0.97
Class C	0.99	11.46	0.96
Class R4	0.99	11.40	0.97
Class R6	0.99	11.44	0.97
Administrator Class	0.99	11.44	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTNX)	11-30-2015	-20.54	4.22	5.42	-15.69	5.45	6.35	1.53	0.60
Class C (WDTOX)	11-30-2015	-16.94	4.99	5.80	-15.94	4.99	5.80	2.28	1.35
Class R4 (WDTQX)	11-30-2015	–	–	–	-15.44	5.77	6.66	1.25	0.29
Class R6 (WDTSX)	11-30-2015	–	–	–	-15.29	5.92	6.82	1.10	0.14
Administrator Class (WDFTX)[3]	8-29-2022	–	–	–	-15.56	5.57	6.54	1.45	0.49
S&P Target Date 2030 Index[4]	–	–	–	–	-12.32	5.46	6.41 *	–	–
Dynamic Target 2030 Blended Index[5]	–	–	–	–	-14.63	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	34.66
Allspring Factor Enhanced International Equity Portfolio	19.89
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	16.18
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.63
Allspring Investment Grade Corporate Bond Portfolio	8.40
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.05
Allspring U.S. REIT Portfolio	1.59
Allspring Strategic Retirement Bond Portfolio	1.40
Allspring High Yield Corporate Bond Portfolio	1.31
Allspring Emerging Markets Bond Portfolio	1.31
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	27	34
Stock Funds	73	73
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.95	12.55	0.96
Class C	0.95	12.58	0.95
Class R4	0.94	12.53	0.94
Class R6	0.94	12.51	0.94
Administrator Class	0.94	12.52	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTTX)	11-30-2015	-21.19	4.49	5.75	-16.36	5.74	6.69	1.61	0.60
Class C (WDCTX)	11-30-2015	-17.58	5.36	6.19	-16.58	5.36	6.19	2.36	1.35
Class R4 (WDTVX)	11-30-2015	–	–	–	-16.10	6.05	7.00	1.33	0.29
Class R6 (WDTWX)	11-30-2015	–	–	–	-16.02	6.22	7.16	1.18	0.14
Administrator Class (WDGTX)[3]	8-29-2022	–	–	–	-16.29	5.87	6.88	1.53	0.49
S&P Target Date 2035 Index[4]	–	–	–	–	-13.13	6.05	7.01 *	–	–
Dynamic Target 2035 Blended Index[5]	–	–	–	–	-15.04	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	37.77
Allspring Factor Enhanced International Equity Portfolio	22.65
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.26
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	9.34
Allspring Investment Grade Corporate Bond Portfolio	6.88
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.83
Allspring Emerging Markets Bond Portfolio	1.11
Allspring High Yield Corporate Bond Portfolio	1.11
Allspring U.S. REIT Portfolio	0.23
Allspring Strategic Retirement Bond Portfolio	0.19
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	21	28
Stock Funds	79	79
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	13.10	0.96
Class C	0.87	13.19	0.95
Class R4	0.87	13.14	0.96
Class R6	0.87	13.11	0.96
Administrator Class	0.87	13.11	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDAX)	11-30-2015	-21.83	4.41	5.72	-17.07	5.65	6.65	1.69	0.60
Class C (WTDCX)	11-30-2015	-18.41	5.22	6.14	-17.41	5.22	6.14	2.44	1.35
Class R4 (WTDEX)	11-30-2015	–	–	–	-16.82	5.96	6.98	1.41	0.29
Class R6 (WTDFX)	11-30-2015	–	–	–	-16.74	6.11	7.13	1.26	0.14
Administrator Class (WDHTX)[3]	8-29-2022	–	–	–	-17.00	5.77	6.86	1.61	0.49
S&P Target Date 2040 Index[4]	–	–	–	–	-13.64	6.47	7.43 *	–	–
Dynamic Target 2040 Blended Index[5]	–	–	–	–	-15.30	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	40.15
Allspring Factor Enhanced International Equity Portfolio	25.18
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	9.95
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.66
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.67
Allspring Investment Grade Corporate Bond Portfolio	5.01
Allspring Emerging Markets Bond Portfolio	0.79
Allspring High Yield Corporate Bond Portfolio	0.79
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	16	23
Stock Funds	84	84
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.84	13.77	0.96
Class C	0.85	13.91	0.96
Class R4	0.85	13.78	0.96
Class R6	0.84	13.77	0.96
Administrator Class	0.84	13.77	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDGX)	11-30-2015	-21.94	4.62	5.96	-17.16	5.87	6.89	1.85	0.60
Class C (WTDHX)	11-30-2015	-18.64	5.40	6.34	-17.64	5.40	6.34	2.60	1.35
Class R4 (WTDJX)	11-30-2015	–	–	–	-16.85	6.19	7.21	1.57	0.29
Class R6 (WTDKX)	11-30-2015	–	–	–	-16.76	6.35	7.37	1.42	0.14
Administrator Class (WDITX)[3]	8-29-2022	–	–	–	-17.03	6.00	7.10	1.77	0.49
S&P Target Date 2045 Index[4]	–	–	–	–	-13.94	6.68	7.68 *	–	–
Dynamic Target 2045 Blended Index[5]	–	–	–	–	-15.53	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	42.06
Allspring Factor Enhanced International Equity Portfolio	26.98
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.37
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.21
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	6.83
Allspring Investment Grade Corporate Bond Portfolio	3.55
Allspring High Yield Corporate Bond Portfolio	0.56
Allspring Emerging Markets Bond Portfolio	0.56
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	11	18
Stock Funds	89	89
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.86	14.62	0.96
Class C	0.86	14.76	0.96
Class R4	0.86	14.60	0.96
Class R6	0.86	14.62	0.96
Administrator Class	0.86	14.62	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDLX)	11-30-2015	-22.08	4.73	6.04	-17.35	5.98	6.97	2.16	0.60
Class C (WTDMX)	11-30-2015	-18.68	5.55	6.45	-17.68	5.55	6.45	2.91	1.35
Class R4 (WTDOX)	11-30-2015	–	–	–	-17.05	6.29	7.29	1.88	0.29
Class R6 (WTDPX)	11-30-2015	–	–	–	-16.91	6.46	7.46	1.73	0.14
Administrator Class (WDJTX)[3]	8-26-2022	–	–	–	-17.18	6.10	7.18	2.08	0.49
S&P Target Date 2050 Index[4]	–	–	–	–	-14.08	6.81	7.84 *	–	–
Dynamic Target 2050 Blended Index[5]	–	–	–	–	-15.76	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.30
Allspring Factor Enhanced International Equity Portfolio	28.84
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.99
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.77
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	3.54
Allspring Investment Grade Corporate Bond Portfolio	1.84
Allspring Emerging Markets Bond Portfolio	0.30
Allspring High Yield Corporate Bond Portfolio	0.29
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	6	13
Stock Funds	94	94
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.88	14.09	0.97
Class C	0.89	14.27	0.96
Class R4	0.88	14.08	0.97
Class R6	0.88	14.10	0.97
Administrator Class	0.87	15.18	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDQX)	11-30-2015	-21.97	4.82	6.11	-17.19	6.06	7.04	2.09	0.60
Class C (WTDRX)	11-30-2015	-18.64	5.64	6.50	-17.64	5.64	6.50	2.84	1.35
Class R4 (WTDTX)	11-30-2015	–	–	–	-16.89	6.38	7.36	1.81	0.29
Class R6 (WTDUX)	11-30-2015	–	–	–	-16.74	6.56	7.54	1.66	0.14
Administrator Class (WDKTX)[3]	8-29-2022	–	–	–	-17.01	6.21	7.26	2.01	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	-14.12	6.86	7.93 *	–	–
Dynamic Target 2055 Blended Index[5]	–	–	–	–	-15.80	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.13
Allspring Factor Enhanced International Equity Portfolio	28.67
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.00
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.75
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	3.61
Allspring Investment Grade Corporate Bond Portfolio	1.87
Allspring Emerging Markets Bond Portfolio	0.30
Allspring High Yield Corporate Bond Portfolio	0.30
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	5	12
Stock Funds	95	95
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	14.10	0.97
Class C	0.88	14.28	0.96
Class R4	0.87	14.08	0.97
Class R6	0.87	14.10	0.97
Administrator Class	0.87	15.17	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund

Average annual total returns (%) as of August 31, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDVX)	11-30-2015	-21.67	4.81	6.12	-16.92	6.05	7.05	2.21	0.60
Class C (WTDWX)	11-30-2015	-18.21	5.66	6.55	-17.21	5.66	6.55	2.96	1.35
Class R4 (WTDZX)	11-30-2015	–	–	–	-16.62	6.38	7.38	1.93	0.29
Class R6 (WTSZX)	11-30-2015	–	–	–	-16.56	6.53	7.53	1.78	0.14
Administrator Class (WDLTX)[3]	8-29-2022	–	–	–	-16.75	6.19	7.26	2.13	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	-14.12	6.86	7.93 *	–	–
S&P Target Date 2060 Index**,4	–	–	–	–	-14.17	6.92	–	–	–
Dynamic Target 2060 Blended Index[5]	–	–	–	–	-15.80	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.29% for Class R4 and 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.
[4]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[5]	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund (continued)

Holdings (%) as of August 31, 2022[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.08
Allspring Factor Enhanced International Equity Portfolio	28.53
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.02
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.68
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	3.02
Allspring Investment Grade Corporate Bond Portfolio	1.57
Allspring Emerging Markets Bond Portfolio	0.26
Allspring High Yield Corporate Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	5	12
Stock Funds	95	95
Effective Cash	0	(7)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2022[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	14.12	0.97
Class C	0.88	14.27	0.96
Class R4	0.87	14.11	0.97
Class R6	0.87	14.12	0.97
Administrator Class	0.86	15.17	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Target Date Retirement Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2022 to August 31, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3-1-2022	Ending account value 8-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target Today Fund
Class A
Actual	$1,000.00	$ 908.58	$2.84	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$ 907.72	$3.22	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class R4
Actual	$1,000.00	$ 909.69	$1.40	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 909.77	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 908.21	$2.36	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Target Date Retirement Funds  |  29

Fund expenses (unaudited)
	Beginning account value 3-1-2022	Ending account value 8-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2015 Fund
Class A
Actual	$1,000.00	$ 905.16	$2.79	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$ 905.16	$2.79	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class R4
Actual	$1,000.00	$ 905.16	$1.39	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 907.13	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 905.57	$2.35	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$ 898.89	$2.82	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$ 899.26	$2.92	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11	0.61%
Class R4
Actual	$1,000.00	$ 900.55	$1.39	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 900.64	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 899.09	$2.35	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$ 899.29	$2.73	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91	0.57%
Class C
Actual	$1,000.00	$ 912.93	$1.45	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Class R4
Actual	$1,000.00	$ 900.88	$1.39	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 901.84	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 900.29	$2.35	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

30  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2022	Ending account value 8-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2030 Fund
Class A
Actual	$1,000.00	$ 896.92	$2.77	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$ 897.19	$2.34	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Class R4
Actual	$1,000.00	$ 897.99	$1.39	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 898.95	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 897.41	$2.34	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$ 891.73	$2.77	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$ 893.08	$2.86	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Class R4
Actual	$1,000.00	$ 892.76	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 893.73	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 892.19	$2.34	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$ 885.71	$2.80	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$ 884.55	$3.18	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class R4
Actual	$1,000.00	$ 887.03	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 887.13	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 885.60	$2.33	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Target Date Retirement Funds  |  31

Fund expenses (unaudited)
	Beginning account value 3-1-2022	Ending account value 8-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2045 Fund
Class A
Actual	$1,000.00	$ 885.23	$2.80	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$ 882.87	$3.04	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Class R4
Actual	$1,000.00	$ 887.13	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 887.32	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 885.80	$2.33	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$ 884.01	$2.80	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$ 883.91	$3.18	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class R4
Actual	$1,000.00	$ 885.59	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 886.56	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 885.04	$2.33	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$ 885.66	$2.76	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$ 883.80	$3.42	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Class R4
Actual	$1,000.00	$ 886.46	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 888.21	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 886.68	$2.33	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

32  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2022	Ending account value 8-31-2022	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2060 Fund
Class A
Actual	$1,000.00	$ 889.08	$2.76	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$ 889.38	$2.67	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85	0.56%
Class R4
Actual	$1,000.00	$ 891.02	$1.38	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$ 890.34	$0.67	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$ 889.68	$2.33	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Target Date Retirement Funds  |  33

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target Today Fund

		Value
Investment companies: 99.28%
Affiliated master portfolios: 99.28%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 20,598,529
Allspring Emerging Markets Bond Portfolio		1,734,073
Allspring Factor Enhanced Emerging Markets Equity Portfolio		2,040,222
Allspring Factor Enhanced International Equity Portfolio		6,706,192
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		12,733,317
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		3,149,247
Allspring High Yield Corporate Bond Portfolio		1,727,896
Allspring Investment Grade Corporate Bond Portfolio		10,688,498
Allspring Strategic Retirement Bond Portfolio		6,927,328
Allspring U.S. REIT Portfolio		2,229,699
Total Investment companies (Cost $69,616,505)		68,535,001
Total investments in securities (Cost $69,616,505)	99.28%	68,535,001
Other assets and liabilities, net	0.72	497,027
Total net assets	100.00%	$69,032,028
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.39%	7.44%	$ (124,226)	$ (171,151)	$ 18,770	$ 0	$ 1,490	$ 20,598,529
Allspring Emerging Markets Bond Portfolio	0.51	12.55	(25,640)	(19,345)	5,345	0	38	1,734,073
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.13	1.80	(44,978)	(9,546)	0	5,027	55	2,040,222
Allspring Factor Enhanced International Equity Portfolio	0.11	1.47	(8,337)	(203,310)	0	15,176	154	6,706,192
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	2.66	99,803	(511,061)	0	13,926	253	12,733,317
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.18	2.60	1,773	(126,514)	0	3,877	77	3,149,247
Allspring High Yield Corporate Bond Portfolio	0.52	12.54	(11,450)	(36,973)	5,504	0	38	1,727,896
Allspring Investment Grade Corporate Bond Portfolio	0.52	12.28	(80,841)	(160,248)	19,605	0	193	10,688,498
Allspring Strategic Retirement Bond Portfolio	1.07	23.72	(13,271)	(109,022)	27,689	0	107	6,927,328
Allspring U.S. REIT Portfolio	0.94	13.24	33,488	(118,121)	0	4,764	56	2,229,699
			$(173,679)	$(1,465,291)	$76,913	$42,770	$2,461	$68,535,001
The accompanying notes are an integral part of these financial statements.

34  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target Today Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	28	9-16-2022	$ 2,046,544	$ 2,058,280	$ 11,736	$ 0
E-Mini Energy Select Sector Futures	10	9-16-2022	832,234	838,300	6,066	0
MSCI Emerging Markets Index	20	9-16-2022	982,020	981,900	0	(120)
Australian Dollar Futures	20	9-19-2022	1,376,703	1,369,500	0	(7,203)
Japanese Yen Futures	23	9-19-2022	2,073,640	2,075,175	1,535	0
10-Year U.S. Treasury Notes	59	12-20-2022	6,886,392	6,897,468	11,076	0
Short
E-Mini Russell 2000 Index	(11)	9-16-2022	(1,037,814)	(1,014,530)	23,284	0
E-Mini S&P 500 Index Futures	(11)	9-16-2022	(2,225,196)	(2,176,075)	49,121	0
Euro Stoxx 50 Index	(29)	9-16-2022	(1,016,070)	(1,020,823)	0	(4,753)
Micro E-Mini S&P 500 Index	(163)	9-16-2022	(3,233,065)	(3,224,547)	8,518	0
MSCI EAFE Index	(11)	9-16-2022	(1,021,192)	(1,004,905)	16,287	0
British Pound Futures	(19)	9-19-2022	(1,391,705)	(1,379,638)	12,067	0
Euro FX Futures	(17)	9-19-2022	(2,137,490)	(2,136,900)	590	0
U.S. Ultra Treasury Bonds	(16)	12-20-2022	(2,381,567)	(2,392,000)	0	(10,433)
					$140,280	$(22,509)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2015 Fund

		Value
Investment companies: 99.20%
Affiliated master portfolios: 99.20%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 7,951,320
Allspring Emerging Markets Bond Portfolio		655,470
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,004,510
Allspring Factor Enhanced International Equity Portfolio		3,302,056
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		6,290,528
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,569,144
Allspring High Yield Corporate Bond Portfolio		654,618
Allspring Investment Grade Corporate Bond Portfolio		4,124,987
Allspring Strategic Retirement Bond Portfolio		2,674,403
Allspring U.S. REIT Portfolio		1,100,081
Total Investment companies (Cost $29,835,239)		29,327,117
Total investments in securities (Cost $29,835,239)	99.20%	29,327,117
Other assets and liabilities, net	0.80	237,903
Total net assets	100.00%	$29,565,020
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.32%	2.87%	$ (91,184)	$ (90,351)	$ 14,352	$ 0	$ 1,050	$ 7,951,320
Allspring Emerging Markets Bond Portfolio	0.43	4.75	(20,756)	(5,012)	4,211	0	31	655,470
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.88	(29,381)	(15,652)	0	5,244	44	1,004,510
Allspring Factor Enhanced International Equity Portfolio	0.11	0.72	(8,958)	(149,009)	0	15,003	129	3,302,056
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.19	1.31	108,446	(362,983)	0	12,196	197	6,290,528
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.19	1.30	2,852	(77,488)	0	3,414	63	1,569,144
Allspring High Yield Corporate Bond Portfolio	0.43	4.75	(9,577)	(15,267)	4,201	0	29	654,618
Allspring Investment Grade Corporate Bond Portfolio	0.43	4.74	(67,625)	(70,840)	15,008	0	137	4,124,987
Allspring Strategic Retirement Bond Portfolio	0.89	9.16	(11,717)	(55,364)	20,602	0	88	2,674,403
Allspring U.S. REIT Portfolio	1.00	6.53	35,495	(88,741)	0	4,722	33	1,100,081
			$ (92,405)	$(930,707)	$58,374	$40,579	$1,801	$29,327,117
The accompanying notes are an integral part of these financial statements.

36  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2015 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	12	9-16-2022	$ 876,916	$ 882,120	$ 5,204	$ 0
E-Mini Energy Select Sector Futures	4	9-16-2022	329,362	335,320	5,958	0
MSCI Emerging Markets Index	12	9-16-2022	592,967	589,140	0	(3,827)
Australian Dollar Futures	9	9-19-2022	623,266	616,275	0	(6,991)
Japanese Yen Futures	10	9-19-2022	901,582	902,250	668	0
10-Year U.S. Treasury Notes	25	12-20-2022	2,917,963	2,922,656	4,693	0
Short
E-Mini Russell 2000 Index	(6)	9-16-2022	(567,041)	(553,380)	13,661	0
E-Mini S&P 500 Index Futures	(6)	9-16-2022	(1,217,029)	(1,186,950)	30,079	0
Euro Stoxx 50 Index	(13)	9-16-2022	(456,287)	(457,608)	0	(1,321)
Micro E-Mini S&P 500 Index	(70)	9-16-2022	(1,391,484)	(1,384,775)	6,709	0
MSCI EAFE Index	(6)	9-16-2022	(557,952)	(548,130)	9,822	0
MSCI Emerging Markets Index	(5)	9-16-2022	(247,782)	(245,475)	2,307	0
British Pound Futures	(8)	9-19-2022	(592,994)	(580,900)	12,094	0
Euro FX Futures	(7)	9-19-2022	(880,143)	(879,900)	243	0
U.S. Ultra Treasury Bonds	(7)	12-20-2022	(1,041,936)	(1,046,500)	0	(4,564)
					$91,438	$(16,703)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2020 Fund

		Value
Investment companies: 99.45%
Affiliated master portfolios: 99.45%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 34,795,202
Allspring Emerging Markets Bond Portfolio		2,868,726
Allspring Factor Enhanced Emerging Markets Equity Portfolio		5,716,279
Allspring Factor Enhanced International Equity Portfolio		18,812,240
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		35,563,076
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		8,808,986
Allspring High Yield Corporate Bond Portfolio		2,858,948
Allspring Investment Grade Corporate Bond Portfolio		18,053,154
Allspring Strategic Retirement Bond Portfolio		11,669,836
Allspring U.S. REIT Portfolio		6,282,871
Total Investment companies (Cost $147,883,546)		145,429,318
Total investments in securities (Cost $147,883,546)	99.45%	145,429,318
Other assets and liabilities, net	0.55	804,134
Total net assets	100.00%	$146,233,452
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.35%	12.57%	$ (134,282)	$ (246,243)	$ 19,669	$ 0	$ 1,654	$ 34,795,202
Allspring Emerging Markets Bond Portfolio	0.45	20.77	(24,076)	(36,081)	5,309	0	36	2,868,726
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.20	5.03	(110,108)	(2,338)	0	7,940	109	5,716,279
Allspring Factor Enhanced International Equity Portfolio	0.17	4.12	(12,533)	(468,082)	0	25,816	302	18,812,240
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.28	7.43	146,792	(1,199,888)	0	27,022	524	35,563,076
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	7.27	1,038	(323,696)	0	7,486	155	8,808,986
Allspring High Yield Corporate Bond Portfolio	0.46	20.75	(10,277)	(59,430)	5,576	0	37	2,858,948
Allspring Investment Grade Corporate Bond Portfolio	0.46	20.75	(72,537)	(248,189)	20,165	0	210	18,053,154
Allspring Strategic Retirement Bond Portfolio	0.95	39.96	(13,860)	(157,075)	30,004	0	97	11,669,836
Allspring U.S. REIT Portfolio	1.45	37.31	51,406	(267,891)	0	7,964	143	6,282,871
			$(178,437)	$(3,008,913)	$80,723	$76,228	$3,267	$145,429,318
The accompanying notes are an integral part of these financial statements.

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2020 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	60	9-16-2022	$ 4,400,238	$ 4,410,600	$ 10,362	$ 0
E-Mini Energy Select Sector Futures	21	9-16-2022	1,754,165	1,760,430	6,265	0
MSCI Emerging Markets Index	60	9-16-2022	2,951,191	2,945,700	0	(5,491)
Australian Dollar Futures	43	9-19-2022	2,952,692	2,944,425	0	(8,267)
Japanese Yen Futures	49	9-19-2022	4,417,754	4,421,025	3,271	0
10-Year U.S. Treasury Notes	126	12-20-2022	14,706,533	14,730,188	23,655	0
Short
E-Mini Russell 2000 Index	(37)	9-16-2022	(3,475,793)	(3,412,510)	63,283	0
E-Mini S&P 500 Index Futures	(37)	9-16-2022	(7,449,870)	(7,319,525)	130,345	0
Euro Stoxx 50 Index	(62)	9-16-2022	(2,184,521)	(2,193,204)	0	(8,683)
Micro E-Mini S&P 500 Index	(348)	9-16-2022	(6,895,957)	(6,884,310)	11,647	0
MSCI EAFE Index	(37)	9-16-2022	(3,426,404)	(3,380,135)	46,269	0
MSCI Emerging Markets Index	(28)	9-16-2022	(1,388,739)	(1,374,660)	14,079	0
British Pound Futures	(40)	9-19-2022	(2,917,415)	(2,904,500)	12,915	0
Euro FX Futures	(35)	9-19-2022	(4,400,715)	(4,399,500)	1,215	0
U.S. Ultra Treasury Bonds	(34)	12-20-2022	(5,060,831)	(5,083,000)	0	(22,169)
					$323,306	$(44,610)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2025 Fund

		Value
Investment companies: 99.18%
Affiliated master portfolios: 99.18%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 20,104,989
Allspring Emerging Markets Bond Portfolio		1,662,753
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,584,987
Allspring Factor Enhanced International Equity Portfolio		15,102,977
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		27,538,159
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		6,845,270
Allspring High Yield Corporate Bond Portfolio		1,650,716
Allspring Investment Grade Corporate Bond Portfolio		10,435,023
Allspring Strategic Retirement Bond Portfolio		4,413,602
Allspring U.S. REIT Portfolio		3,204,357
Total Investment companies (Cost $97,561,060)		95,542,833
Total investments in securities (Cost $97,561,060)	99.18%	95,542,833
Other assets and liabilities, net	0.82	793,981
Total net assets	100.00%	$96,336,814
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.49%	7.26%	$(147,836)	$ (186,746)	$ 22,669	$ 0	$ 1,780	$ 20,104,989
Allspring Emerging Markets Bond Portfolio	0.64	12.04	(31,807)	(17,620)	6,565	0	52	1,662,753
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.41	4.04	(112,468)	(39,627)	0	15,663	150	4,584,987
Allspring Factor Enhanced International Equity Portfolio	0.35	3.31	(25,696)	(556,915)	0	46,152	425	15,102,977
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.56	5.76	306,853	(1,327,259)	0	38,254	657	27,538,159
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.55	5.65	7,157	(305,401)	0	10,723	200	6,845,270
Allspring High Yield Corporate Bond Portfolio	0.65	11.98	(14,187)	(37,273)	6,597	0	50	1,650,716
Allspring Investment Grade Corporate Bond Portfolio	0.65	11.99	(100,777)	(166,358)	23,851	0	258	10,435,023
Allspring Strategic Retirement Bond Portfolio	0.89	15.11	(18,201)	(63,298)	21,993	0	91	4,413,602
Allspring U.S. REIT Portfolio	1.93	19.03	66,744	(191,052)	0	9,105	74	3,204,357
			$ (70,218)	$(2,891,549)	$81,675	$119,897	$3,737	$95,542,833
The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2025 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	39	9-16-2022	$ 2,852,387	$ 2,866,890	$ 14,503	$ 0
E-Mini Energy Select Sector Futures	14	9-16-2022	1,164,250	1,173,620	9,370	0
MSCI Emerging Markets Index	19	9-16-2022	932,919	932,805	0	(114)
Australian Dollar Futures	28	9-19-2022	1,932,094	1,917,300	0	(14,794)
Japanese Yen Futures	32	9-19-2022	2,885,064	2,887,200	2,136	0
10-Year U.S. Treasury Notes	83	12-20-2022	9,687,637	9,703,219	15,582	0
Short
E-Mini Russell 2000 Index	(27)	9-16-2022	(2,548,779)	(2,490,210)	58,569	0
E-Mini S&P 500 Index Futures	(27)	9-16-2022	(5,471,617)	(5,341,275)	130,342	0
Euro Stoxx 50 Index	(41)	9-16-2022	(1,446,256)	(1,450,344)	0	(4,088)
Micro E-Mini S&P 500 Index	(229)	9-16-2022	(4,553,496)	(4,530,193)	23,303	0
MSCI EAFE Index	(30)	9-16-2022	(2,787,490)	(2,740,650)	46,840	0
British Pound Futures	(27)	9-19-2022	(1,980,440)	(1,960,538)	19,902	0
Euro FX Futures	(23)	9-19-2022	(2,891,898)	(2,891,100)	798	0
U.S. Ultra Treasury Bonds	(22)	12-20-2022	(3,274,655)	(3,289,000)	0	(14,345)
					$321,345	$(33,341)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2030 Fund

		Value
Investment companies: 99.42%
Affiliated master portfolios: 99.42%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 38,230,347
Allspring Emerging Markets Bond Portfolio		3,092,202
Allspring Factor Enhanced Emerging Markets Equity Portfolio		14,305,106
Allspring Factor Enhanced International Equity Portfolio		46,994,277
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		81,905,829
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		20,392,707
Allspring High Yield Corporate Bond Portfolio		3,093,811
Allspring Investment Grade Corporate Bond Portfolio		19,848,569
Allspring Strategic Retirement Bond Portfolio		3,311,579
Allspring U.S. REIT Portfolio		3,768,449
Total Investment companies (Cost $239,596,089)		234,942,876
Total investments in securities (Cost $239,596,089)	99.42%	234,942,876
Other assets and liabilities, net	0.58	1,362,141
Total net assets	100.00%	$236,305,017
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.38%	13.81%	$ (145,496)	$ (270,795)	$ 21,301	$ 0	$ 1,886	$ 38,230,347
Allspring Emerging Markets Bond Portfolio	0.49	22.39	(25,998)	(39,046)	5,736	0	45	3,092,202
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.50	12.59	(274,817)	(2,873)	0	20,066	279	14,305,106
Allspring Factor Enhanced International Equity Portfolio	0.42	10.29	(28,058)	(1,197,675)	0	65,077	773	46,994,277
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.65	17.12	348,385	(2,821,734)	0	62,631	1,237	81,905,829
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.63	16.84	4,161	(764,027)	0	17,436	365	20,392,707
Allspring High Yield Corporate Bond Portfolio	0.50	22.46	(11,058)	(64,708)	6,022	0	47	3,093,811
Allspring Investment Grade Corporate Bond Portfolio	0.50	22.81	(78,956)	(272,233)	20,623	0	272	19,848,569
Allspring Strategic Retirement Bond Portfolio	0.27	11.34	(6,941)	(41,628)	8,546	0	34	3,311,579
Allspring U.S. REIT Portfolio	0.88	22.38	31,289	(161,738)	0	4,803	88	3,768,449
			$(187,489)	$(5,636,457)	$62,228	$170,013	$5,026	$234,942,876
The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2030 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	96	9-16-2022	$ 7,045,429	$ 7,056,960	$ 11,531	$ 0
E-Mini Energy Select Sector Futures	33	9-16-2022	2,756,677	2,766,390	9,713	0
MSCI Emerging Markets Index	96	9-16-2022	4,724,591	4,713,120	0	(11,471)
Australian Dollar Futures	69	9-19-2022	4,741,599	4,724,775	0	(16,824)
Japanese Yen Futures	78	9-19-2022	7,032,343	7,037,550	5,207	0
10-Year U.S. Treasury Notes	201	12-20-2022	23,460,422	23,498,156	37,734	0
Short
E-Mini Russell 2000 Index	(76)	9-16-2022	(7,164,469)	(7,009,538)	154,931	0
E-Mini S&P 500 Index Futures	(75)	9-16-2022	(15,152,820)	(14,836,875)	315,945	0
Euro Stoxx 50 Index	(100)	9-16-2022	(3,508,221)	(3,520,000)	0	(11,779)
Micro E-Mini S&P 500 Index	(556)	9-16-2022	(11,030,747)	(10,999,070)	31,677	0
MSCI EAFE Index	(84)	9-16-2022	(7,799,105)	(7,673,820)	125,285	0
MSCI Emerging Markets Index	(59)	9-16-2022	(2,927,113)	(2,896,605)	30,508	0
British Pound Futures	(65)	9-19-2022	(4,740,522)	(4,719,813)	20,709	0
Euro FX Futures	(56)	9-19-2022	(7,041,144)	(7,039,200)	1,944	0
U.S. Ultra Treasury Bonds	(54)	12-20-2022	(8,037,790)	(8,073,000)	0	(35,210)
					$745,184	$(75,284)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2035 Fund

		Value
Investment companies: 99.37%
Affiliated master portfolios: 99.37%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 14,776,834
Allspring Emerging Markets Bond Portfolio		1,241,402
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,612,573
Allspring Factor Enhanced International Equity Portfolio		25,244,699
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		42,104,632
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,416,105
Allspring High Yield Corporate Bond Portfolio		1,235,729
Allspring Investment Grade Corporate Bond Portfolio		7,667,906
Allspring Strategic Retirement Bond Portfolio		209,178
Allspring U.S. REIT Portfolio		253,043
Total Investment companies (Cost $113,172,351)		110,762,101
Total investments in securities (Cost $113,172,351)	99.37%	110,762,101
Other assets and liabilities, net	0.63	697,914
Total net assets	100.00%	$111,460,015
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.29%	5.34%	$ (94,580)	$ (115,699)	$ 14,313	$ 0	$ 1,143	$ 14,776,834
Allspring Emerging Markets Bond Portfolio	0.37	8.99	(19,475)	(13,207)	4,116	0	31	1,241,402
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.52	6.70	(173,916)	(34,957)	0	21,124	205	7,612,573
Allspring Factor Enhanced International Equity Portfolio	0.45	5.53	(34,910)	(815,485)	0	63,805	578	25,244,699
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.66	8.80	377,031	(1,813,826)	0	50,225	823	42,104,632
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.64	8.60	8,347	(513,602)	0	14,022	259	10,416,105
Allspring High Yield Corporate Bond Portfolio	0.38	8.97	(8,716)	(26,384)	4,167	0	31	1,235,729
Allspring Investment Grade Corporate Bond Portfolio	0.38	8.81	(62,375)	(108,828)	15,086	0	160	7,667,906
Allspring Strategic Retirement Bond Portfolio	0.03	0.72	(1,105)	(2,577)	908	0	4	209,178
Allspring U.S. REIT Portfolio	0.12	1.50	4,271	(14,302)	0	594	6	253,043
			$ (5,428)	$(3,458,867)	$38,590	$149,770	$3,240	$110,762,101
The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2035 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	46	9-16-2022	$ 3,369,136	$ 3,381,460	$ 12,324	$ 0
E-Mini Energy Select Sector Futures	16	9-16-2022	1,331,874	1,341,280	9,406	0
MSCI Emerging Markets Index	46	9-16-2022	2,268,537	2,258,370	0	(10,167)
Australian Dollar Futures	33	9-19-2022	2,272,395	2,259,675	0	(12,720)
Japanese Yen Futures	38	9-19-2022	3,426,013	3,428,550	2,537	0
10-Year U.S. Treasury Notes	96	12-20-2022	11,204,977	11,223,000	18,023	0
Short
E-Mini Russell 2000 Index	(39)	9-16-2022	(3,680,612)	(3,596,970)	83,642	0
E-Mini S&P 500 Index Futures	(39)	9-16-2022	(7,892,036)	(7,715,175)	176,861	0
Euro Stoxx 50 Index	(48)	9-16-2022	(1,692,848)	(1,697,965)	0	(5,117)
Micro E-Mini S&P 500 Index	(266)	9-16-2022	(5,288,604)	(5,262,145)	26,459	0
MSCI EAFE Index	(43)	9-16-2022	(4,000,965)	(3,928,265)	72,700	0
MSCI Emerging Markets Index	(31)	9-16-2022	(1,538,772)	(1,521,945)	16,827	0
British Pound Futures	(31)	9-19-2022	(2,271,780)	(2,250,988)	20,792	0
Euro FX Futures	(27)	9-19-2022	(3,394,837)	(3,393,900)	937	0
U.S. Ultra Treasury Bonds	(26)	12-20-2022	(3,870,047)	(3,887,000)	0	(16,953)
					$440,508	$(44,957)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2040 Fund

		Value
Investment companies: 99.20%
Affiliated master portfolios: 99.20%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 23,441,394
Allspring Emerging Markets Bond Portfolio		1,914,096
Allspring Factor Enhanced Emerging Markets Equity Portfolio		18,602,762
Allspring Factor Enhanced International Equity Portfolio		61,079,015
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		97,383,412
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		24,121,801
Allspring High Yield Corporate Bond Portfolio		1,909,465
Allspring Investment Grade Corporate Bond Portfolio		12,158,254
Total Investment companies (Cost $245,130,771)		240,610,199
Total investments in securities (Cost $245,130,771)	99.20%	240,610,199
Other assets and liabilities, net	0.80	1,943,108
Total net assets	100.00%	$242,553,307
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.16%	8.47%	$ (66,849)	$ (146,954)	$ 9,686	$ 0	$ 917	$ 23,441,394
Allspring Emerging Markets Bond Portfolio	0.21	13.86	(10,550)	(24,859)	2,508	0	18	1,914,096
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.43	16.38	(330,557)	38,744	0	16,221	300	18,602,762
Allspring Factor Enhanced International Equity Portfolio	0.36	13.37	(16,459)	(1,350,389)	0	57,442	820	61,079,015
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.51	20.36	241,836	(2,957,581)	0	58,530	1,250	97,383,412
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.50	19.92	623	(952,466)	0	16,157	357	24,121,801
Allspring High Yield Corporate Bond Portfolio	0.21	13.86	(4,287)	(38,704)	2,718	0	20	1,909,465
Allspring Investment Grade Corporate Bond Portfolio	0.22	13.97	(30,444)	(158,281)	9,876	0	128	12,158,254
			$(216,687)	$(5,590,490)	$24,788	$148,350	$3,810	$240,610,199
The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2040 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	99	9-16-2022	$ 7,270,679	$ 7,277,490	$ 6,811	$ 0
E-Mini Energy Select Sector Futures	35	9-16-2022	2,930,186	2,934,050	3,864	0
MSCI Emerging Markets Index	22	9-16-2022	1,080,222	1,080,090	0	(132)
Australian Dollar Futures	71	9-19-2022	4,871,152	4,861,725	0	(9,427)
Japanese Yen Futures	81	9-19-2022	7,302,818	7,308,225	5,407	0
10-Year U.S. Treasury Notes	209	12-20-2022	24,394,170	24,433,405	39,235	0
Short
E-Mini Russell 2000 Index	(88)	9-16-2022	(8,295,268)	(8,116,240)	179,028	0
E-Mini S&P 500 Index Futures	(89)	9-16-2022	(17,974,578)	(17,606,425)	368,153	0
Euro Stoxx 50 Index	(103)	9-16-2022	(3,630,679)	(3,643,548)	0	(12,869)
Micro E-Mini S&P 500 Index	(578)	9-16-2022	(11,454,796)	(11,434,285)	20,511	0
MSCI EAFE Index	(120)	9-16-2022	(11,133,047)	(10,962,600)	170,447	0
British Pound Futures	(67)	9-19-2022	(4,878,787)	(4,865,038)	13,749	0
Euro FX Futures	(59)	9-19-2022	(7,418,348)	(7,416,300)	2,048	0
U.S. Ultra Treasury Bonds	(56)	12-20-2022	(8,335,486)	(8,372,000)	0	(36,514)
					$809,253	$(58,942)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2045 Fund

		Value
Investment companies: 99.12%
Affiliated master portfolios: 99.12%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 3,699,703
Allspring Emerging Markets Bond Portfolio		303,137
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,443,642
Allspring Factor Enhanced International Equity Portfolio		14,608,632
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		22,768,998
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,615,216
Allspring High Yield Corporate Bond Portfolio		304,060
Allspring Investment Grade Corporate Bond Portfolio		1,918,910
Total Investment companies (Cost $54,759,726)		53,662,298
Total investments in securities (Cost $54,759,726)	99.12%	53,662,298
Other assets and liabilities, net	0.88	475,363
Total net assets	100.00%	$54,137,661
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.10%	1.34%	$ (29,920)	$ (35,945)	$ 4,620	$ 0	$ 370	$ 3,699,703
Allspring Emerging Markets Bond Portfolio	0.13	2.19	(6,571)	(3,159)	1,358	0	12	303,137
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.41	3.91	(110,511)	(37,702)	0	15,949	147	4,443,642
Allspring Factor Enhanced International Equity Portfolio	0.34	3.20	(24,022)	(559,710)	0	47,060	419	14,608,632
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.48	4.76	273,200	(1,140,501)	0	33,083	550	22,768,998
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.47	4.64	7,429	(263,483)	0	9,246	174	5,615,216
Allspring High Yield Corporate Bond Portfolio	0.13	2.21	(2,945)	(7,066)	1,360	0	11	304,060
Allspring Investment Grade Corporate Bond Portfolio	0.13	2.21	(20,989)	(30,635)	4,820	0	56	1,918,910
			$ 85,671	$(2,078,201)	$12,158	$105,338	$1,739	$53,662,298
The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2045 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	22	9-16-2022	$ 1,610,487	$ 1,617,220	$ 6,733	$ 0
E-Mini Energy Select Sector Futures	8	9-16-2022	667,264	670,640	3,376	0
MSCI Emerging Markets Index	22	9-16-2022	1,086,357	1,080,090	0	(6,267)
Australian Dollar Futures	16	9-19-2022	1,103,964	1,095,600	0	(8,364)
Japanese Yen Futures	18	9-19-2022	1,622,848	1,624,050	1,202	0
10-Year U.S. Treasury Notes	47	12-20-2022	5,485,770	5,494,594	8,824	0
Short
E-Mini Russell 2000 Index	(20)	9-16-2022	(1,891,369)	(1,844,600)	46,769	0
E-Mini S&P 500 Index Futures	(20)	9-16-2022	(4,053,825)	(3,956,500)	97,325	0
Euro Stoxx 50 Index	(23)	9-16-2022	(812,493)	(813,608)	0	(1,115)
Micro E-Mini S&P 500 Index	(129)	9-16-2022	(2,569,535)	(2,551,943)	17,592	0
MSCI EAFE Index	(29)	9-16-2022	(2,699,265)	(2,649,295)	49,970	0
MSCI Emerging Markets Index	(19)	9-16-2022	(943,920)	(932,805)	11,115	0
British Pound Futures	(15)	9-19-2022	(1,103,063)	(1,089,188)	13,875	0
Euro FX Futures	(13)	9-19-2022	(1,634,551)	(1,634,100)	451	0
U.S. Ultra Treasury Bonds	(13)	12-20-2022	(1,935,023)	(1,943,500)	0	(8,477)
					$257,232	$(24,223)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2050 Fund

		Value
Investment companies: 98.87%
Affiliated master portfolios: 98.87%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 3,147,759
Allspring Emerging Markets Bond Portfolio		262,991
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,806,859
Allspring Factor Enhanced International Equity Portfolio		25,662,169
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		39,416,092
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		9,781,880
Allspring High Yield Corporate Bond Portfolio		262,356
Allspring Investment Grade Corporate Bond Portfolio		1,633,802
Total Investment companies (Cost $89,821,279)		87,973,908
Total investments in securities (Cost $89,821,279)	98.87%	87,973,908
Other assets and liabilities, net	1.13	1,004,912
Total net assets	100.00%	$88,978,820
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.05%	1.14%	$ (16,771)	$ (27,021)	$ 2,356	$ 0	$ 216	$ 3,147,759
Allspring Emerging Markets Bond Portfolio	0.44	1.90	(3,390)	(4,032)	718	0	6	262,991
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.40	6.87	256,616	(1,544,338)	0	37,996	656	7,806,859
Allspring Factor Enhanced International Equity Portfolio	0.33	5.62	(23,543)	(498,433)	0	49,162	531	25,662,169
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.45	8.24	(163,126)	(39,658)	0	15,937	189	39,416,092
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.06	8.08	5,861	(629,513)	0	10,571	218	9,781,880
Allspring High Yield Corporate Bond Portfolio	0.07	1.90	(1,516)	9,605	735	0	6	262,356
Allspring Investment Grade Corporate Bond Portfolio	0.06	1.88	(10,736)	(27,673)	2,666	0	32	1,633,802
			$ 43,395	$(2,761,063)	$6,475	$113,666	$1,854	$87,973,908
The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2050 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	36	9-16-2022	$ 2,639,176	$ 2,646,360	$ 7,184	$ 0
E-Mini Energy Select Sector Futures	13	9-16-2022	1,086,324	1,089,790	3,466	0
MSCI Emerging Markets Index	5	9-16-2022	245,505	245,475	0	(30)
Australian Dollar Futures	26	9-19-2022	1,788,288	1,780,350	0	(7,938)
Japanese Yen Futures	30	9-19-2022	2,704,747	2,706,750	2,003	0
10-Year U.S. Treasury Notes	77	12-20-2022	8,987,326	9,001,781	14,455	0
Short
E-Mini Russell 2000 Index	(34)	9-16-2022	(3,205,218)	(3,135,820)	69,398	0
E-Mini S&P 500 Index Futures	(34)	9-16-2022	(6,877,414)	(6,726,050)	151,364	0
Euro Stoxx 50 Index	(38)	9-16-2022	(1,339,984)	(1,344,222)	0	(4,238)
Micro E-Mini S&P 500 Index	(212)	9-16-2022	(4,210,395)	(4,193,890)	16,505	0
MSCI EAFE Index	(49)	9-16-2022	(4,553,155)	(4,476,395)	76,760	0
British Pound Futures	(25)	9-19-2022	(1,828,264)	(1,815,313)	12,951	0
Euro FX Futures	(22)	9-19-2022	(2,766,164)	(2,765,400)	764	0
U.S. Ultra Treasury Bonds	(21)	12-20-2022	(3,125,807)	(3,139,500)	0	(13,693)
					$354,850	$(25,899)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2055 Fund

		Value
Investment companies: 98.63%
Affiliated master portfolios: 98.63%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 585,856
Allspring Emerging Markets Bond Portfolio		48,989
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,417,244
Allspring Factor Enhanced International Equity Portfolio		4,646,598
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		7,151,281
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,782,631
Allspring High Yield Corporate Bond Portfolio		48,730
Allspring Investment Grade Corporate Bond Portfolio		303,327
Total Investment companies (Cost $16,368,918)		15,984,656
Total investments in securities (Cost $16,368,918)	98.63%	15,984,656
Other assets and liabilities, net	1.37	221,630
Total net assets	100.00%	$16,206,286
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.04%	0.21%	$ (12,080)	$ (11,245)	$ 1,914	$ 0	$ 134	$ 585,856
Allspring Emerging Markets Bond Portfolio	0.06	0.35	(2,882)	564	566	0	5	48,989
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.43	1.25	(65,660)	(85,849)	0	16,514	119	1,417,244
Allspring Factor Enhanced International Equity Portfolio	0.36	1.02	(28,064)	(154,263)	0	46,324	344	4,646,598
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.49	1.49	285,509	(734,458)	0	28,259	404	7,151,281
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.48	1.47	9,053	(355,250)	0	7,938	136	1,782,631
Allspring High Yield Corporate Bond Portfolio	0.06	0.35	(1,345)	21,460	555	0	4	48,730
Allspring Investment Grade Corporate Bond Portfolio	0.06	0.35	(9,585)	(1,467)	1,776	0	19	303,327
			$174,946	$(1,320,508)	$4,811	$99,035	$1,165	$15,984,656
The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2055 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	7	9-16-2022	$ 505,916	$ 514,570	$ 8,654	$ 0
E-Mini Energy Select Sector Futures	2	9-16-2022	161,739	167,660	5,921	0
MSCI Emerging Markets Index	7	9-16-2022	348,838	343,665	0	(5,173)
Australian Dollar Futures	5	9-19-2022	349,907	342,375	0	(7,532)
Japanese Yen Futures	5	9-19-2022	450,791	451,125	334	0
10-Year U.S. Treasury Notes	14	12-20-2022	1,634,059	1,636,688	2,629	0
Short
E-Mini Russell 2000 Index	(6)	9-16-2022	(568,927)	(553,380)	15,547	0
E-Mini S&P 500 Index Futures	(6)	9-16-2022	(1,221,058)	(1,186,950)	34,108	0
Euro Stoxx 50 Index	(7)	9-16-2022	(247,018)	(247,620)	0	(602)
Micro E-Mini S&P 500 Index	(38)	9-16-2022	(762,188)	(751,735)	10,453	0
MSCI EAFE Index	(9)	9-16-2022	(843,109)	(822,195)	20,914	0
MSCI Emerging Markets Index	(6)	9-16-2022	(297,880)	(294,570)	3,310	0
British Pound Futures	(4)	9-19-2022	(303,453)	(290,450)	13,003	0
Euro FX Futures	(4)	9-19-2022	(502,939)	(502,800)	139	0
U.S. Ultra Treasury Bonds	(4)	12-20-2022	(595,392)	(598,000)	0	(2,608)
					$115,012	$(15,915)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2060 Fund

		Value
Investment companies: 97.41%
Affiliated master portfolios: 97.41%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 341,625
Allspring Emerging Markets Bond Portfolio		28,779
Allspring Factor Enhanced Emerging Markets Equity Portfolio		980,434
Allspring Factor Enhanced International Equity Portfolio		3,222,736
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		4,978,496
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,244,530
Allspring High Yield Corporate Bond Portfolio		28,777
Allspring Investment Grade Corporate Bond Portfolio		177,073
Total Investment companies (Cost $11,199,429)		11,002,450
Total investments in securities (Cost $11,199,429)	97.41%	11,002,450
Other assets and liabilities, net	2.59	292,137
Total net assets	100.00%	$11,294,587
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	0.04%	0.12%	$ (10,407)	$ (8,068)	$ 1,441	$ 0	$114	$ 341,625
Allspring Emerging Markets Bond Portfolio	0.05	0.21	(2,509)	(428)	490	0	4	28,779
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.38	0.86	(54,002)	(75,383)	0	14,462	101	980,434
Allspring Factor Enhanced International Equity Portfolio	0.32	0.71	(26,221)	(93,868)	0	40,366	294	3,222,736
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.43	1.04	248,953	(599,283)	0	24,271	340	4,978,496
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.42	1.03	7,715	(314,293)	0	6,768	116	1,244,530
Allspring High Yield Corporate Bond Portfolio	0.05	0.21	(1,174)	20,581	478	0	3	28,777
Allspring Investment Grade Corporate Bond Portfolio	0.05	0.20	(8,376)	(8,230)	1,727	0	15	177,073
			$153,979	$(1,078,972)	$4,136	$85,867	$987	$11,002,450
The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2022 (unaudited)
Dynamic Target 2060 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	4	9-16-2022	$ 283,078	$ 294,040	$ 10,962	$ 0
E-Mini Energy Select Sector Futures	2	9-16-2022	161,739	167,660	5,921	0
MSCI Emerging Markets Index	5	9-16-2022	249,632	245,475	0	(4,157)
Australian Dollar Futures	3	9-19-2022	212,300	205,425	0	(6,875)
Japanese Yen Futures	4	9-19-2022	360,633	360,900	267	0
10-Year U.S. Treasury Notes	9	12-20-2022	1,050,467	1,052,156	1,689	0
Short
E-Mini Russell 2000 Index	(4)	9-16-2022	(379,920)	(368,920)	11,000	0
E-Mini S&P 500 Index Futures	(4)	9-16-2022	(816,609)	(791,300)	25,309	0
Euro Stoxx 50 Index	(5)	9-16-2022	(175,645)	(176,871)	0	(1,226)
Micro E-Mini S&P 500 Index	(26)	9-16-2022	(522,199)	(514,345)	7,854	0
MSCI EAFE Index	(6)	9-16-2022	(565,002)	(548,130)	16,872	0
MSCI Emerging Markets Index	(4)	9-16-2022	(198,527)	(196,380)	2,147	0
British Pound Futures	(3)	9-19-2022	(229,944)	(217,838)	12,106	0
Euro FX Futures	(3)	9-19-2022	(377,204)	(377,100)	104	0
U.S. Ultra Treasury Bonds	(3)	12-20-2022	(446,544)	(448,500)	0	(1,956)
					$94,231	$(14,214)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Statements of assets and liabilities—August 31, 2022 (unaudited)
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 68,535,001	$ 29,327,117	$ 145,429,318
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	219,900	142,000	657,000
Receivable from manager	36,938	20,779	18,006
Receivable for daily variation margin on open futures contracts	33,129	19,025	107,587
Receivable for Fund shares sold	8,153	391	967
Prepaid expenses and other assets	268,001	106,355	285,207
Total assets	69,111,122	29,625,667	146,508,085
Liabilities
Payable for Fund shares redeemed	25,190	10,486	52,785
Professional fees payable	16,925	15,143	10,182
Shareholder servicing fees payable	13,807	6,028	28,589
Administration fees payable	11,204	5,026	22,797
Trustees’ fees and expenses payable	6,231	5,157	6,261
Custody and accounting fees payable	3,546	2,418	6,032
Distribution fee payable	132	10	779
Shareholder report expenses payable	0	8,350	0
Accrued expenses and other liabilities	2,059	8,029	18,686
Total liabilities	79,094	60,647	146,111
Total net assets	$69,032,028	$29,565,020	$146,361,974
Net assets consist of
Paid-in capital	$ 51,384,149	$ 22,452,503	$ 4,311,410
Total distributable earnings	17,647,879	7,112,517	141,912,042
Total net assets	$69,032,028	$29,565,020	$146,223,452
Computation of net asset value and offering price per share
Net assets – Class A	$ 52,563,866	$ 24,000,527	$ 100,873,191
Shares outstanding – Class A1	5,454,877	2,488,688	10,408,443
Net asset value per share – Class A	$9.64	$9.64	$9.69
Maximum offering price per share – Class A2	$10.23	$10.23	$10.28
Net assets – Class C	$ 199,738	$ 107,523	$ 1,142,855
Shares outstanding – Class C1	20,719	11,149	117,463
Net asset value per share – Class C	$9.64	$9.64	$9.73
Net assets – Class R4	$ 1,363,671	$ 14,582	$ 8,748,014
Shares outstanding – Class R4[1]	141,036	1,513	894,646
Net asset value per share – Class R4	$9.67	$9.64	$9.78
Net assets – Class R6	$ 5,430,814	$ 2,330,284	$ 11,579,419
Shares outstanding – Class R6[1]	560,731	240,858	1,182,300
Net asset value per share – Class R6	$9.69	$9.67	$9.79
Net assets – Administrator Class	$ 9,473,939	$ 3,112,104	$ 23,879,972
Shares outstanding – Administrator Class[1]	978,608	321,711	2,437,993
Net asset value per share – Administrator Class	$9.68	$9.67	$9.79
Investments in affiliated Master Portfolios, at cost	$ 69,616,505	$ 29,835,239	$ 147,883,546
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2022 (unaudited)
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 95,542,833	$ 234,942,876	$ 110,762,101
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	585,000	1,408,200	764,200
Receivable from manager	24,743	24,402	22,236
Receivable for daily variation margin on open futures contracts	83,359	223,840	118,529
Receivable for Fund shares sold	19,451	90,460	8,942
Prepaid expenses and other assets	155,670	159,042	99,254
Total assets	96,421,056	236,858,820	111,785,262
Liabilities
Payable for Fund shares redeemed	14,939	439,810	253,878
Professional fees payable	11,546	11,818	10,171
Shareholder servicing fees payable	16,821	41,660	19,879
Administration fees payable	14,454	32,820	17,140
Trustees’ fees and expenses payable	5,802	5,857	5,866
Custody and accounting fees payable	4,062	6,552	2,408
Distribution fee payable	13	505	120
Accrued expenses and other liabilities	16,605	14,781	15,785
Total liabilities	84,242	553,803	325,247
Total net assets	$96,336,814	$236,305,017	$111,460,015
Net assets consist of
Paid-in capital	$ 13,374,223	$ 225,454,327	$ 14,445,528
Total distributable earnings	82,962,591	10,850,690	97,014,487
Total net assets	$96,336,814	$236,305,017	$111,460,015
Computation of net asset value and offering price per share
Net assets – Class A	$ 68,219,323	$ 131,600,544	$ 81,325,371
Shares outstanding – Class A1	6,698,130	12,927,028	8,025,367
Net asset value per share – Class A	$10.18	$10.18	$10.13
Maximum offering price per share – Class A2	$10.80	$10.80	$10.75
Net assets – Class C	$ 2,367	$ 756,997	$ 25,844
Shares outstanding – Class C1	228	74,121	2,535
Net asset value per share – Class C	$10.38	$10.21	$10.19
Net assets – Class R4	$ 723,373	$ 18,213,663	$ 1,508,283
Shares outstanding – Class R4[1]	70,416	1,768,121	147,273
Net asset value per share – Class R4	$10.27	$10.30	$10.24
Net assets – Class R6	$ 22,084,933	$ 39,243,492	$ 24,233,376
Shares outstanding – Class R6[1]	2,146,528	3,803,121	2,362,127
Net asset value per share – Class R6	$10.29	$10.32	$10.26
Net assets – Administrator Class	$ 5,306,818	$ 46,490,321	$ 4,367,141
Shares outstanding – Administrator Class[1]	515,817	4,505,618	425,662
Net asset value per share – Administrator Class	$10.29	$10.32	$10.26
Investments in affiliated Master Portfolios, at cost	$ 97,561,060	$ 239,596,089	$ 113,172,351
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Statements of assets and liabilities—August 31, 2022 (unaudited)
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 240,610,199	$ 53,662,298	$ 87,973,908
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	1,686,000	441,000	688,999
Receivable from manager	27,337	20,831	24,342
Receivable for daily variation margin on open futures contracts	273,666	67,086	108,498
Receivable for Fund shares sold	14,949	17,224	65,933
Prepaid expenses and other assets	180,378	122,434	157,595
Total assets	242,802,529	54,340,873	89,029,275
Liabilities
Payable for Fund shares redeemed	141,465	142,962	8,670
Professional fees payable	13,025	12,243	10,777
Shareholder servicing fees payable	43,967	7,844	11,907
Administration fees payable	35,342	7,146	10,393
Trustees’ fees and expenses payable	6,126	6,502	5,236
Custody and accounting fees payable	5,855	4,016	3,148
Distribution fee payable	518	22	324
Shareholder report expenses payable	0	10,902	0
Accrued expenses and other liabilities	2,924	11,575	0
Total liabilities	249,222	203,212	50,455
Total net assets	$242,553,307	$54,137,661	$88,978,820
Net assets consist of
Paid-in capital	$ 8,280,270	$ 7,784,148	$ 5,836,104
Total distributable earnings	234,273,037	46,353,513	83,142,716
Total net assets	$242,553,307	$54,137,661	$88,978,820
Computation of net asset value and offering price per share
Net assets – Class A	$ 150,530,810	$ 32,403,960	$ 34,735,290
Shares outstanding – Class A1	15,175,638	3,254,470	3,451,197
Net asset value per share – Class A	$9.92	$9.96	$10.06
Maximum offering price per share – Class A2	$10.53	$10.57	$10.67
Net assets – Class C	$ 760,616	$ 26,359	$ 480,254
Shares outstanding – Class C1	76,323	2,648	47,763
Net asset value per share – Class C	$9.97	$9.95	$10.05
Net assets – Class R4	$ 22,940,409	$ 740,649	$ 11,178,503
Shares outstanding – Class R4[1]	2,282,566	73,606	1,102,096
Net asset value per share – Class R4	$10.05	$10.06	$10.14
Net assets – Class R6	$ 33,322,329	$ 19,709,245	$ 24,094,400
Shares outstanding – Class R6[1]	3,311,568	1,954,641	2,370,426
Net asset value per share – Class R6	$10.06	$10.08	$10.16
Net assets – Administrator Class	$ 34,999,143	$ 1,257,448	$ 18,490,373
Shares outstanding – Administrator Class[1]	3,478,287	124,698	1,819,245
Net asset value per share – Administrator Class	$10.06	$10.08	$10.16
Investments in affiliated Master Portfolios, at cost	$ 245,130,771	$ 54,759,726	$ 89,821,279
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2022 (unaudited)
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 15,984,656	$ 11,002,450
Cash	10,000	10,000
Cash at broker segregated for futures contracts	161,000	107,000
Receivable from manager	18,993	23,855
Receivable for daily variation margin on open futures contracts	22,336	14,911
Receivable for Fund shares sold	8,114	9,299
Prepaid expenses and other assets	111,595	146,634
Total assets	16,316,694	11,314,149
Liabilities
Payable for Fund shares redeemed	90,594	0
Professional fees payable	8,848	11,313
Administration fees payable	1,672	1,020
Trustees’ fees and expenses payable	5,324	4,737
Custody and accounting fees payable	1,803	2,015
Distribution fee payable	24	79
Accrued expenses and other liabilities	2,143	398
Total liabilities	110,408	19,562
Total net assets	$16,206,286	$11,294,587
Net assets consist of
Paid-in capital	$ 3,685,924	$ 1,477,660
Total distributable earnings	12,520,362	9,816,927
Total net assets	$16,206,286	$11,294,587
Computation of net asset value and offering price per share
Net assets – Class A	$ 5,373,206	$ 1,294,478
Shares outstanding – Class A1	533,189	128,087
Net asset value per share – Class A	$10.08	$10.11
Maximum offering price per share – Class A2	$10.69	$10.73
Net assets – Class C	$ 31,377	$ 111,885
Shares outstanding – Class C1	3,124	11,042
Net asset value per share – Class C	$10.04	$10.13
Net assets – Class R4	$ 561,363	$ 2,622,966
Shares outstanding – Class R4[1]	55,268	256,667
Net asset value per share – Class R4	$10.16	$10.22
Net assets – Class R6	$ 9,288,868	$ 5,179,534
Shares outstanding – Class R6[1]	913,162	506,076
Net asset value per share – Class R6	$10.17	$10.23
Net assets – Administrator Class	$ 951,472	$ 2,085,724
Shares outstanding – Administrator Class[1]	93,547	203,693
Net asset value per share – Administrator Class	$10.17	$10.24
Investments in affiliated Master Portfolios, at cost	$ 16,368,918	$ 11,199,429
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Statements of operations—six months ended August 31, 2022 (unaudited)
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 76,913	$ 58,374	$ 80,723
Dividends allocated from affiliated Master Portfolios*	42,770	40,579	76,228
Affiliated income allocated from affiliated Master Portfolios	2,461	1,801	3,267
Expenses allocated from affiliated Master Portfolios	(9,239)	(7,754)	(12,294)
Waivers allocated from affiliated Master Portfolios	5,478	4,454	7,056
Total investment income	118,383	97,454	154,980
Expenses
Management fee	3,931	3,350	5,026
Administration fees
Class A	1,586	1,215	3,306
Class C	130	118	141
Class R4	55	45	112
Class R6	898	792	934
Administrator Class	102 [1]	34 [1]	257 [1]
Shareholder servicing fees
Class A	1,888	1,446	3,936
Class C	152	141	167
Class R4	68	57	140
Administrator Class	197 [1]	64 [1]	495 [1]
Custody and accounting fees	1,037	965	1,428
Professional fees	14,860	13,459	16,082
Registration fees	28,400	25,127	21,421
Shareholder report expenses	11,461	12,109	11,224
Trustees’ fees and expenses	10,838	10,838	10,838
Other fees and expenses	1,544	717	613
Total expenses	77,147	70,477	76,120
Less: Fee waivers and/or expense reimbursements
Fund-level	(66,519)	(62,297)	(57,058)
Class A	(3,473)	(2,661)	(7,242)
Class C	(282)	(259)	(308)
Class R4	(123)	(102)	(252)
Class R6	(898)	(792)	(934)
Net expenses	5,852	4,366	10,326
Net investment income	112,531	93,088	144,654
Realized and unrealized gains (losses) on investments
Net realized losses on
Securities transactions allocated from affiliated Master Portfolios	(173,679)	(92,405)	(178,437)
Futures contracts	(142,302)	(144,490)	(193,697)
Net realized losses on investments	(315,981)	(236,895)	(372,134)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,465,291)	(930,707)	(3,008,913)
Futures contracts	165,745	120,745	349,799
Net change in unrealized gains (losses) on investments	(1,299,546)	(809,962)	(2,659,114)
Net realized and unrealized gains (losses) on investments	(1,615,527)	(1,046,857)	(3,031,248)
Net decrease in net assets resulting from operations	$(1,502,996)	$ (953,769)	$(2,886,594)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$2,670	$2,732	$4,074
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2022 (unaudited)
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 81,675	$ 62,228	$ 38,590
Dividends allocated from affiliated Master Portfolios*	119,897	170,013	149,770
Affiliated income allocated from affiliated Master Portfolios	3,737	5,026	3,240
Expenses allocated from affiliated Master Portfolios	(16,096)	(17,687)	(14,086)
Waivers allocated from affiliated Master Portfolios	8,285	8,068	5,652
Total investment income	197,498	227,648	183,166
Expenses
Management fee	7,190	8,273	7,133
Administration fees
Class A	6,071	6,569	3,322
Class C	129	151	160
Class R4	54	180	60
Class R6	1,243	1,377	1,613
Administrator Class	57 [1]	501 [1]	47 [1]
Shareholder servicing fees
Class A	7,228	7,821	3,955
Class C	152	180	191
Class R4	67	225	75
Administrator Class	110 [1]	964 [1]	90 [1]
Custody and accounting fees	787	1,251	1,970
Professional fees	14,212	15,155	15,181
Registration fees	21,421	21,379	23,360
Shareholder report expenses	12,121	12,272	11,338
Trustees’ fees and expenses	10,837	10,838	10,838
Other fees and expenses	717	717	715
Total expenses	82,396	87,853	80,048
Less: Fee waivers and/or expense reimbursements
Fund-level	(52,345)	(53,611)	(61,544)
Class A	(13,299)	(14,390)	(7,277)
Class C	(281)	(331)	(351)
Class R4	(121)	(405)	(135)
Class R6	(1,243)	(1,377)	(1,613)
Net expenses	15,107	17,739	9,128
Net investment income	182,391	209,909	174,038
Realized and unrealized gains (losses) on investments
Net realized losses on
Securities transactions allocated from affiliated Master Portfolios	(70,218)	(187,489)	(5,428)
Futures contracts	(333,584)	(332,117)	(387,710)
Net realized losses on investments	(403,802)	(519,606)	(393,138)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(2,891,549)	(5,636,457)	(3,458,867)
Futures contracts	422,097	806,958	534,488
Net change in unrealized gains (losses) on investments	(2,469,452)	(4,829,499)	(2,924,379)
Net realized and unrealized gains (losses) on investments	(2,873,254)	(5,349,105)	(3,317,517)
Net decrease in net assets resulting from operations	$(2,690,863)	$(5,139,196)	$(3,143,479)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$8,045	$10,890	$10,893
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of operations—six months ended August 31, 2022 (unaudited)
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 24,788	$ 12,158	$ 6,475
Dividends allocated from affiliated Master Portfolios*	148,350	105,338	113,666
Affiliated income allocated from affiliated Master Portfolios	3,810	1,739	1,854
Expenses allocated from affiliated Master Portfolios	(12,159)	(8,770)	(8,328)
Waivers allocated from affiliated Master Portfolios	4,818	3,231	3,144
Total investment income	169,607	113,696	116,811
Expenses
Management fee	5,962	4,472	4,369
Administration fees
Class A	4,070	1,333	1,098
Class C	153	155	149
Class R4	221	55	151
Class R6	1,044	1,107	1,045
Administrator Class	378 [1]	14 [1]	200 [1]
Shareholder servicing fees
Class A	4,843	1,586	1,308
Class C	182	185	177
Class R4	276	68	188
Administrator Class	727 [1]	26 [1]	384 [1]
Custody and accounting fees	1,531	1,345	1,444
Professional fees	13,415	13,311	14,491
Registration fees	21,422	21,423	21,423
Shareholder report expenses	11,232	6,854	11,931
Trustees’ fees and expenses	10,838	10,837	10,838
Other fees and expenses	907	807	1,261
Total expenses	77,201	63,578	70,457
Less: Fee waivers and/or expense reimbursements
Fund-level	(54,804)	(55,016)	(62,248)
Class A	(8,913)	(2,919)	(2,406)
Class C	(335)	(340)	(326)
Class R4	(497)	(123)	(339)
Class R6	(1,044)	(1,107)	(1,045)
Net expenses	11,608	4,073	4,093
Net investment income	157,999	109,623	112,718
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(216,687)	85,671	43,395
Futures contracts	(274,082)	(297,659)	(252,737)
Net realized losses on investments	(490,769)	(211,988)	(209,342)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(5,590,490)	(2,078,201)	(2,761,063)
Futures contracts	862,192	345,238	425,161
Net change in unrealized gains (losses) on investments	(4,728,298)	(1,732,963)	(2,335,902)
Net realized and unrealized gains (losses) on investments	(5,219,067)	(1,944,951)	(2,545,244)
Net decrease in net assets resulting from operations	$(5,061,068)	$(1,835,328)	$(2,432,526)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$9,041	$8,388	$8,107
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2022 (unaudited)
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 4,811	$ 4,136
Dividends allocated from affiliated Master Portfolios*	99,035	85,867
Affiliated income allocated from affiliated Master Portfolios	1,165	987
Expenses allocated from affiliated Master Portfolios	(8,234)	(7,174)
Waivers allocated from affiliated Master Portfolios	3,312	3,041
Total investment income	100,089	86,857
Expenses
Management fee	4,032	3,505
Administration fees
Class A	603	570
Class C	161	131
Class R4	55	75
Class R6	1,079	920
Administrator Class	10 [1]	23 [1]
Shareholder servicing fees
Class A	718	679
Class C	191	156
Class R4	68	94
Administrator Class	20 [1]	43 [1]
Custody and accounting fees	1,506	1,395
Professional fees	15,188	15,140
Registration fees	21,444	21,382
Shareholder report expenses	12,007	11,764
Trustees’ fees and expenses	10,837	10,838
Other fees and expenses	830	713
Total expenses	68,749	67,428
Less: Fee waivers and/or expense reimbursements
Fund-level	(62,956)	(62,024)
Class A	(1,321)	(1,249)
Class C	(352)	(287)
Class R4	(123)	(169)
Class R6	(1,079)	(920)
Net expenses	2,918	2,779
Net investment income	97,171	84,078
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	174,946	153,979
Futures contracts	(289,758)	(226,138)
Net realized losses on investments	(114,812)	(72,159)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,320,508)	(1,078,972)
Futures contracts	208,735	169,108
Net change in unrealized gains (losses) on investments	(1,111,773)	(909,864)
Net realized and unrealized gains (losses) on investments	(1,226,585)	(982,023)
Net decrease in net assets resulting from operations	$(1,129,414)	$ (897,945)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$8,459	$7,411
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets
	Dynamic Target Today Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 112,531		$ 134,915
Net realized gains (losses) on investments		(315,981)		461,455
Net change in unrealized gains (losses) on investments		(1,299,546)		(459,694)
Net increase (decrease) in net assets resulting from operations		(1,502,996)		136,676
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(61,514)
Class C		0		(10,927)
Class R4		0		(10,590)
Class R6		0		(559,395)
Total distributions to shareholders		0		(642,426)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,368	53,765	24,954	288,776
Class C	0	0	927	11,000
Class R4	2,529	24,886	0	0
Class R6	130,302	1,278,739	7,453	86,403
Administrator Class	209 [1]	2,050 [1]	N/A	N/A
		1,359,440		386,179
Reinvestment of distributions
Class A	0	0	5,475	61,514
Class C	0	0	972	10,927
Class R4	0	0	940	10,590
Class R6	0	0	49,588	559,395
		0		642,426
Payment for shares redeemed
Class A	(27,751)	(270,505)	(25,796)	(294,339)
Class C	(11,043)	(107,440)	(229)	(2,659)
Class R4	(11,375)	(110,897)	0	0
Class R6	(519,057)	(5,066,380)	(8,257)	(96,039)
Administrator Class	(2,762) [1]	(26,767) [1]	N/A	N/A
		(5,581,989)		(393,037)
Net asset value of shares issued in acquisition
Class A	5,414,439	52,870,470	0	0
Class C	19,655	192,057	0	0
Class R4	138,663	1,358,561	0	0
Class R6	365,932	3,589,843	0	0
Administrator Class	981,161	9,625,297	N/A	N/A
		67,636,228		0
Net increase in net assets resulting from capital share transactions		63,413,679		635,568
Total increase in net assets		61,910,683		129,818
Net assets
Beginning of period		7,121,345		6,991,527
End of period		$69,032,028		$7,121,345
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2015 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 93,088		$ 120,305
Net realized gains (losses) on investments		(236,895)		467,706
Net change in unrealized gains (losses) on investments		(809,962)		(417,045)
Net increase (decrease) in net assets resulting from operations		(953,769)		170,966
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(60,659)
Class C		0		(10,945)
Class R4		0		(11,671)
Class R6		0		(546,218)
Total distributions to shareholders		0		(629,493)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,051	83,918	15,291	171,461
Class R6	107,699	1,061,856	15	176
		1,145,774		171,637
Reinvestment of distributions
Class A	0	0	5,372	60,659
Class C	0	0	969	10,945
Class R4	0	0	1,032	11,671
Class R6	0	0	48,223	546,218
		0		629,493
Payment for shares redeemed
Class A	(15,718)	(152,966)	(2,501)	(30,361)
Class R4	(11,325)	(110,418)	0	0
Class R6	(525,135)	(5,125,220)	(33)	(409)
Administrator Class	(2,167) [1]	(21,221) [1]	N/A	N/A
		(5,409,825)		(30,770)
Net asset value of shares issued in acquisition
Class A	2,427,530	23,721,868	0	0
Class R4	1,510	14,781	0	0
Class R6	135,654	1,329,678	0	0
Administrator Class	323,878	3,174,672	N/A	N/A
		28,240,999		0
Net increase in net assets resulting from capital share transactions		23,976,948		770,360
Total increase in net assets		23,023,179		311,833
Net assets
Beginning of period		6,541,841		6,230,008
End of period		$29,565,020		$6,541,841
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Statements of changes in net assets
	Dynamic Target 2020 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 144,654		$ 141,426
Net realized gains (losses) on investments		(372,134)		639,866
Net change in unrealized gains (losses) on investments		(2,659,114)		(543,356)
Net increase (decrease) in net assets resulting from operations		(2,886,594)		237,936
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(161,350)
Class C		0		(15,449)
Class R4		0		(12,877)
Class R6		0		(642,282)
Total distributions to shareholders		0		(831,958)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,090	54,043	36,489	434,090
Class C	0	0	1,337	15,501
Class R4	17,895	178,870	0	0
Class R6	251,820	2,521,892	27,915	331,642
Administrator Class	883 [1]	8,747 [1]	N/A	N/A
		2,763,552		781,233
Reinvestment of distributions
Class A	0	0	14,086	161,350
Class C	0	0	1,346	15,449
Class R4	0	0	1,114	12,877
Class R6	0	0	55,506	642,282
		0		831,958
Payment for shares redeemed
Class A	(26,300)	(260,526)	(29,446)	(346,777)
Class C	(11,293)	(110,893)	(4,618)	(52,903)
Class R4	(18,441)	(182,017)	0	0
Class R6	(558,369)	(5,523,528)	(5,113)	(61,723)
Administrator Class	(3,416) [1]	(33,464) [1]	N/A	N/A
		(6,110,428)		(461,403)
Net asset value of shares issued in acquisition
Class A	10,283,358	101,112,885	0	0
Class C	117,463	1,159,562	0	0
Class R4	883,722	8,766,864	0	0
Class R6	904,968	8,993,096	0	0
Administrator Class	2,440,526	24,252,752	N/A	N/A
		144,285,159		0
Net increase in net assets resulting from capital share transactions		140,938,283		1,151,788
Total increase in net assets		138,051,689		557,766
Net assets
Beginning of period		8,171,763		7,613,997
End of period		$146,223,452		$8,171,763
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2025 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 182,391		$ 220,097
Net realized gains (losses) on investments		(403,802)		1,106,385
Net change in unrealized gains (losses) on investments		(2,469,452)		(885,305)
Net increase (decrease) in net assets resulting from operations		(2,690,863)		441,177
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(545,607)
Class C		0		(13,239)
Class R4		0		(13,686)
Class R6		0		(856,637)
Total distributions to shareholders		0		(1,429,169)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	15,844	171,849	219,454	2,804,021
Class C	118	1,279	114	1,465
Class R4	372	3,858	0	0
Class R6	677,959	7,141,459	109,174	1,402,925
Administrator Class	355 [1]	3,663 [1]	N/A	N/A
		7,322,108		4,208,411
Reinvestment of distributions
Class A	0	0	45,256	545,607
Class C	0	0	1,095	13,239
Class R4	0	0	1,126	13,686
Class R6	0	0	70,363	856,637
		0		1,429,169
Payment for shares redeemed
Class A	(72,453)	(770,195)	(101,544)	(1,278,870)
Class C	(11,487)	(119,153)	(860)	(11,020)
Class R4	(11,473)	(118,978)	0	0
Class R6	(573,021)	(5,954,648)	(115,631)	(1,510,350)
		(6,962,974)		(2,800,240)
Net asset value of shares issued in acquisition
Class A	6,281,718	64,927,493	0	0
Class R4	70,044	730,159	0	0
Class R6	1,323,169	13,814,817	0	0
Administrator Class	515,462	5,381,787	N/A	N/A
		84,854,256		0
Net increase in net assets resulting from capital share transactions		85,213,390		2,837,340
Total increase in net assets		82,522,527		1,849,348
Net assets
Beginning of period		13,814,287		11,964,939
End of period		$96,336,814		$13,814,287
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Statements of changes in net assets
	Dynamic Target 2030 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 209,909		$ 206,743
Net realized gains (losses) on investments		(519,606)		1,116,205
Net change in unrealized gains (losses) on investments		(4,829,499)		(890,507)
Net increase (decrease) in net assets resulting from operations		(5,139,196)		432,441
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(495,005)
Class C		0		(14,437)
Class R4		0		(14,488)
Class R6		0		(925,502)
Total distributions to shareholders		0		(1,449,432)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,324	46,296	179,197	2,285,559
Class C	152	1,680	735	9,439
Class R4	20,596	217,686	0	0
Class R6	1,007,967	10,665,252	115,832	1,474,814
Administrator Class	2,386 [1]	24,860 [1]	N/A	N/A
		10,955,774		3,769,812
Reinvestment of distributions
Class A	0	0	39,899	483,110
Class C	0	0	1,191	14,437
Class R4	0	0	1,183	14,488
Class R6	0	0	75,430	925,502
		0		1,437,537
Payment for shares redeemed
Class A	(37,098)	(390,995)	(100,094)	(1,264,409)
Class C	(11,387)	(117,515)	(2)	(20)
Class R4	(34,962)	(361,564)	0	0
Class R6	(547,776)	(5,712,082)	(34,787)	(454,588)
Administrator Class	(3,837) [1]	(39,601) [1]	N/A	N/A
		(6,621,757)		(1,719,017)
Net asset value of shares issued in acquisition
Class A	12,565,972	129,993,280	0	0
Class C	73,129	758,940	0	0
Class R4	1,770,935	18,537,068	0	0
Class R6	2,573,850	26,986,777	0	0
Administrator Class	4,507,069	47,256,674	N/A	N/A
		223,532,739		0
Net increase in net assets resulting from capital share transactions		227,866,756		3,488,332
Total increase in net assets		222,727,560		2,471,341
Net assets
Beginning of period		13,577,457		11,106,116
End of period		$236,305,017		$13,577,457
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2035 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 174,038		$ 200,811
Net realized gains (losses) on investments		(393,138)		1,105,160
Net change in unrealized gains (losses) on investments		(2,924,379)		(876,707)
Net increase (decrease) in net assets resulting from operations		(3,143,479)		429,264
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(217,181)
Class C		0		(15,642)
Class R4		0		(15,272)
Class R6		0		(1,207,078)
Total distributions to shareholders		0		(1,455,173)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,321	94,328	47,696	613,128
Class C	0	0	2,231	27,590
Class R4	919	9,662	0	0
Class R6	885,528	9,344,690	90,826	1,198,201
Administrator Class	523 [1]	5,448 [1]	N/A	N/A
		9,454,128		1,838,919
Reinvestment of distributions
Class A	0	0	17,904	217,181
Class C	0	0	1,285	15,642
Class R4	0	0	1,246	15,272
Class R6	0	0	98,290	1,207,078
		0		1,455,173
Payment for shares redeemed
Class A	(48,219)	(494,922)	(21,780)	(268,781)
Class C	(11,956)	(122,925)	(2)	(21)
Class R4	(11,643)	(120,622)	0	0
Class R6	(580,738)	(6,028,719)	(13,841)	(178,081)
		(6,767,188)		(446,883)
Net asset value of shares issued in acquisition
Class A	7,901,606	81,377,252	0	0
Class R4	146,363	1,523,401	0	0
Class R6	1,136,407	11,849,166	0	0
Administrator Class	425,139	4,432,869	N/A	N/A
		99,182,688		0
Net increase in net assets resulting from capital share transactions		101,869,628		2,847,209
Total increase in net assets		98,726,149		1,821,300
Net assets
Beginning of period		12,733,866		10,912,566
End of period		$111,460,015		$12,733,866
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of changes in net assets
	Dynamic Target 2040 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 157,999		$ 162,494
Net realized gains (losses) on investments		(490,769)		1,051,602
Net change in unrealized gains (losses) on investments		(4,728,298)		(807,860)
Net increase (decrease) in net assets resulting from operations		(5,061,068)		406,236
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(425,443)
Class C		0		(16,287)
Class R4		0		(15,931)
Class R6		0		(788,089)
Total distributions to shareholders		0		(1,245,750)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	926	16,169	50,367	629,754
Class C	531	5,495	547	7,141
Class R4	49,677	513,597	0	0
Class R6	623,919	6,450,136	28,995	365,456
Administrator Class	6,653 [1]	67,569 [1]	N/A	N/A
		7,052,966		1,002,351
Reinvestment of distributions
Class A	0	0	35,541	425,443
Class C	0	0	1,354	16,287
Class R4	0	0	1,313	15,931
Class R6	0	0	64,861	788,089
		0		1,245,750
Payment for shares redeemed
Class A	(118,792)	(1,291,692)	(135,253)	(1,535,377)
Class C	(11,532)	(116,243)	(3)	(40)
Class R4	(15,555)	(158,383)	0	0
Class R6	(545,853)	(5,557,125)	(3,093)	(39,753)
Administrator Class	(7,406) [1]	(74,507) [1]	N/A	N/A
		(7,197,950)		(1,575,170)
Net asset value of shares issued in acquisition
Class A	15,071,298	152,034,700	0	0
Class C	74,765	757,759	0	0
Class R4	2,236,744	22,861,085	0	0
Class R6	2,646,873	27,085,233	0	0
Administrator Class	3,479,040	35,600,774	N/A	N/A
		238,339,551		0
Net increase in net assets resulting from capital share transactions		238,194,567		672,931
Total increase (decrease) in net assets		233,133,499		(166,583)
Net assets
Beginning of period		9,419,808		9,586,391
End of period		$242,553,307		$ 9,419,808
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2045 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 109,623		$ 141,904
Net realized gains (losses) on investments		(211,988)		926,923
Net change in unrealized gains (losses) on investments		(1,732,963)		(645,956)
Net increase (decrease) in net assets resulting from operations		(1,835,328)		422,871
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(86,264)
Class C		0		(18,714)
Class R4		0		(16,649)
Class R6		0		(918,136)
Total distributions to shareholders		0		(1,039,763)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,299	16,131	13,714	168,746
Class C	326	3,426	466	6,143
Class R4	255	2,594	0	0
Class R6	621,906	6,453,871	29,852	383,596
Administrator Class	221 [1]	2,261 [1]	N/A	N/A
		6,478,283		558,485
Reinvestment of distributions
Class A	0	0	7,176	86,264
Class C	0	0	1,555	18,714
Class R4	0	0	1,370	16,649
Class R6	0	0	75,376	918,136
		0		1,039,763
Payment for shares redeemed
Class A	(17,835)	(180,219)	(17,206)	(224,559)
Class C	(11,603)	(117,191)	(2)	(30)
Class R4	(13,472)	(137,021)	0	0
Class R6	(563,845)	(5,755,788)	(21,937)	(290,456)
Administrator Class	(198) [1]	(2,000) [1]	N/A	N/A
		(6,192,219)		(515,045)
Net asset value of shares issued in acquisition
Class A	3,201,742	32,410,799	0	0
Class R4	75,045	767,652	0	0
Class R6	1,248,234	12,796,886	0	0
Administrator Class	124,675	1,278,171	N/A	N/A
		47,253,508		0
Net increase in net assets resulting from capital share transactions		47,539,572		1,083,203
Total increase in net assets		45,704,244		466,311
Net assets
Beginning of period		8,433,417		7,967,106
End of period		$54,137,661		$ 8,433,417
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Statements of changes in net assets
	Dynamic Target 2050 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 112,718		$ 126,694
Net realized gains (losses) on investments		(209,342)		849,294
Net change in unrealized gains (losses) on investments		(2,335,902)		(584,502)
Net increase (decrease) in net assets resulting from operations		(2,432,526)		391,486
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(56,447)
Class C		0		(16,542)
Class R4		0		(16,038)
Class R6		0		(833,660)
Total distributions to shareholders		0		(922,687)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,442	61,028	12,622	165,607
Class C	0	0	5	58
Class R4	57,919	606,354	0	0
Class R6	456,078	4,785,044	25,936	338,049
Administrator Class	1,653 [1]	17,008 [1]	N/A	N/A
		5,469,434		503,714
Reinvestment of distributions
Class A	0	0	4,634	56,447
Class C	0	0	1,361	16,542
Class R4	0	0	1,308	16,038
Class R6	0	0	67,813	833,660
		0		922,687
Payment for shares redeemed
Class A	(16,122)	(167,580)	(5,180)	(68,313)
Class C	(12,477)	(127,062)	(2)	(20)
Class R4	(11,758)	(120,757)	0	0
Class R6	(580,173)	(5,967,871)	(13,470)	(165,848)
Administrator Class	(516) [1]	(5,251) [1]	N/A	N/A
		(6,388,521)		(234,181)
Net asset value of shares issued in acquisition
Class A	3,418,379	35,013,618	0	0
Class C	47,585	486,931	0	0
Class R4	1,044,217	10,778,604	0	0
Class R6	1,896,508	19,616,309	0	0
Administrator Class	1,818,108	18,805,393	N/A	N/A
		84,700,855		0
Net increase in net assets resulting from capital share transactions		83,781,768		1,192,220
Total increase in net assets		81,349,242		661,019
Net assets
Beginning of period		7,629,578		6,968,559
End of period		$88,978,820		$7,629,578
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2055 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 97,171		$ 131,051
Net realized gains (losses) on investments		(114,812)		877,030
Net change in unrealized gains (losses) on investments		(1,111,773)		(615,704)
Net increase (decrease) in net assets resulting from operations		(1,129,414)		392,377
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(58,601)
Class C		0		(18,486)
Class R4		0		(16,586)
Class R6		0		(882,662)
Total distributions to shareholders		0		(976,335)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	0	0	9,635	126,177
Class C	561	6,000	1,243	15,771
Class R4	1,263	13,090	0	0
Class R6	232,361	2,442,653	46,471	582,370
Administrator Class	1,258 [1]	2,636 [1]	N/A	N/A
		2,464,379		724,318
Reinvestment of distributions
Class A	0	0	4,818	58,601
Class C	0	0	1,523	18,486
Class R4	0	0	1,353	16,586
Class R6	0	0	71,914	882,662
		0		976,335
Payment for shares redeemed
Class A	(13,266)	(133,185)	(5,484)	(71,636)
Class C	(11,597)	(118,178)	(1)	(10)
Class R4	(20,688)	(211,629)	0	0
Class R6	(543,990)	(5,603,004)	(7,084)	(94,434)
		(6,065,996)		(166,080)
Net asset value of shares issued in acquisition
Class A	502,902	5,150,930	0	0
Class R4	62,927	649,566	0	0
Class R6	579,734	5,992,884	0	0
Administrator Class	92,289	964,358	N/A	N/A
		12,757,738		0
Net increase in net assets resulting from capital share transactions		9,156,121		1,534,573
Total increase in net assets		8,026,707		950,615
Net assets
Beginning of period		8,179,579		7,228,964
End of period		$16,206,286		$8,179,579
[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Statements of changes in net assets
	Dynamic Target 2060 Fund
	Six months ended August 31, 2022 (unaudited)		Year ended February 28, 2022
Operations
Net investment income		$ 84,078		$ 118,654
Net realized gains (losses) on investments		(72,159)		803,395
Net change in unrealized gains (losses) on investments		(909,864)		(555,617)
Net increase (decrease) in net assets resulting from operations		(897,945)		366,432
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(57,008)
Class C		0		(15,146)
Class R4		0		(16,036)
Class R6		0		(766,965)
Total distributions to shareholders		0		(855,155)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,872	55,996	9,306	121,864
Class R4	25,895	271,031	0	0
Class R6	90,288	952,240	14,423	183,736
		1,279,267		305,600
Reinvestment of distributions
Class A	0	0	4,684	57,008
Class C	0	0	1,244	15,146
Class R4	0	0	1,303	16,036
Class R6	0	0	62,194	766,965
		0		855,155
Payment for shares redeemed
Class A	(11,690)	(119,858)	(3,724)	(49,818)
Class C	(14,249)	(146,284)	(1)	(10)
Class R4	(23,404)	(242,629)	0	0
Class R6	(541,961)	(5,630,033)	(3,624)	(44,270)
		(6,138,804)		(94,098)
Net asset value of shares issued in acquisition
Class A	91,064	935,210	0	0
Class C	13,730	141,331	0	0
Class R4	242,449	2,517,681	0	0
Class R6	399,462	4,156,528	0	0
Administrator Class	203,693	2,123,841	N/A	N/A
		9,874,591		0
Net increase in net assets resulting from capital share transactions		5,015,054		1,066,657
Total increase in net assets		4,117,109		577,934
Net assets
Beginning of period		7,177,478		6,599,544
End of period		$11,294,587		$7,177,478
The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.61	$11.38	$10.60	$10.11	$10.82	$10.65	$10.06
Net investment income	0.12	0.16	0.13	0.21 [3]	0.13	0.15	0.12 [3]
Net realized and unrealized gains (losses) on investments	(1.09)	0.06	1.09	0.50	0.16	0.38	0.65
Total from investment operations	(0.97)	0.22	1.22	0.71	0.29	0.53	0.77
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.18)	(0.22)	(0.15)	(0.19)	(0.09)
Net realized gains	0.00	(0.82)	(0.26)	0.00	(0.85)	(0.17)	(0.09)
Total distributions to shareholders	0.00	(0.99)	(0.44)	(0.22)	(1.00)	(0.36)	(0.18)
Net asset value, end of period	$9.64	$10.61	$11.38	$10.60	$10.11	$10.82	$10.65
Total return[4]	(9.14)%	1.53%	11.47%	6.95%	3.16%	4.96%	7.97%
Ratios to average net assets (annualized)
Gross expenses	1.61% *	2.32% *	2.98% *	3.37% *	4.39% *	4.39% ^	4.67% ^
Net expenses	0.59% *	0.65% *	0.67% *	0.66% *	0.59% *	0.48% ^	0.53% ^
Net investment income	2.96% *	1.46% *	1.58% *	1.95% *	1.75% *	1.37%	1.16%
Supplemental data
Portfolio turnover rate[5]	97%	101%	87%	39%	48%	94%	97%
Net assets, end of period (000s omitted)	$52,564	$667	$662	$1,022	$400	$384	$238

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.62	$11.45	$10.56	$10.08	$10.76	$10.58	$10.03
Net investment income	0.11	0.08	0.08	0.14	0.08	0.07	0.05
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.09)	0.05	1.05	0.48	0.15	0.38	0.64
Total from investment operations	(0.98)	0.13	1.29	0.62	0.23	0.45	0.69
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.14)	(0.14)	(0.06)	(0.10)	(0.05)
Net realized gains	0.00	(0.82)	(0.26)	0.00	(0.85)	(0.17)	(0.09)
Total distributions to shareholders	0.00	(0.96)	(0.40)	(0.14)	(0.91)	(0.27)	(0.14)
Net asset value, end of period	$9.64	$10.62	$11.45	$10.56	$10.08	$10.76	$10.58
Total return[3]	(9.23)%	0.78%	12.31% [4]	6.11%	2.60%	4.25%	7.12%
Ratios to average net assets (annualized)
Gross expenses	2.57% *	2.55% *	3.30% *	4.02% *	5.14% *	5.14% ^	5.45% ^
Net expenses	0.67% *	1.44% *	1.43% *	1.41% *	1.34% *	1.24% ^	1.28% ^
Net investment income	2.34% *	0.69% *	0.74% *	1.33% *	0.99% *	0.65%	0.45%
Supplemental data
Portfolio turnover rate[5]	97%	101%	87%	39%	48%	94%	97%
Net assets, end of period (000s omitted)	$200	$129	$120	$107	$102	$109	$108

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.08%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.55% impact on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.63	$11.39	$10.62	$10.10	$10.81	$10.63	$10.07
Net investment income	0.14 [3]	0.20	0.20	0.25	0.16	0.18	0.16
Net realized and unrealized gains (losses) on investments	(1.10)	0.05	1.05	0.49	0.16	0.38	0.64
Total from investment operations	(0.96)	0.25	1.25	0.74	0.32	0.56	0.80
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.22)	(0.22)	(0.18)	(0.21)	(0.15)
Net realized gains	0.00	(0.82)	(0.26)	0.00	(0.85)	(0.17)	(0.09)
Total distributions to shareholders	0.00	(1.01)	(0.48)	(0.22)	(1.03)	(0.38)	(0.24)
Net asset value, end of period	$9.67	$10.63	$11.39	$10.62	$10.10	$10.81	$10.63
Total return[4]	(9.03)%	1.86%	11.81%	7.33%	3.42%	5.27%	8.21%
Ratios to average net assets (annualized)
Gross expenses	2.04% *	2.02% *	2.65% *	3.17% *	4.11% *	4.11% ^	4.42% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.31% *	0.22% ^	0.22% ^
Net investment income	2.85% *	1.76% *	1.82% *	2.38% *	2.02% *	1.67%	1.51%
Supplemental data
Portfolio turnover rate[5]	97%	101%	87%	39%	48%	94%	97%
Net assets, end of period (000s omitted)	$1,364	$119	$117	$109	$104	$111	$109

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.09%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.08%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.64	$11.39	$10.62	$10.10	$10.82	$10.64	$10.08
Net investment income	0.15	0.20	0.21	0.27 [3]	0.17	0.20	0.17
Net realized and unrealized gains (losses) on investments	(1.10)	0.08	1.05	0.49	0.15	0.38	0.65
Total from investment operations	(0.95)	0.28	1.26	0.76	0.32	0.58	0.82
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.23)	(0.24)	(0.19)	(0.23)	(0.17)
Net realized gains	0.00	(0.82)	(0.26)	0.00	(0.85)	(0.17)	(0.09)
Total distributions to shareholders	0.00	(1.03)	(0.49)	(0.24)	(1.04)	(0.40)	(0.26)
Net asset value, end of period	$9.69	$10.64	$11.39	$10.62	$10.10	$10.82	$10.64
Total return[4]	(8.93)%	2.09%	11.96%	7.48%	3.49%	5.42%	8.48%
Ratios to average net assets (annualized)
Gross expenses	2.18% *	1.88% *	2.52% *	3.02% *	3.97% *	3.96% ^	4.27% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.16% *	0.07% ^	0.06% ^
Net investment income	2.81% *	1.91% *	1.96% *	2.51% *	2.17% *	1.82%	1.67%
Supplemental data
Portfolio turnover rate[5]	97%	101%	87%	39%	48%	94%	97%
Net assets, end of period (000s omitted)	$5,431	$6,207	$6,093	$5,545	$4,785	$5,123	$5,037

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$9.81
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.13)
Total from investment operations	(0.13)
Net asset value, end of period	$9.68
Total return[4]	(1.33)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.80%
Net expenses[5]	0.49%
Net investment income[5]	3.53%
Supplemental data
Portfolio turnover rate[6]	97%
Net assets, end of period (000s omitted)	$9,474

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.10%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.65	$11.41	$10.40	$9.99	$11.06	$10.76	$9.99
Net investment income	0.13 [3]	0.17	0.17	0.22	0.12	0.15 [3]	0.11
Net realized and unrealized gains (losses) on investments	(1.14)	0.16	1.17	0.41	0.15	0.56	0.86
Total from investment operations	(1.01)	0.33	1.34	0.63	0.27	0.71	0.97
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.18)	(0.22)	(0.13)	(0.19)	(0.09)
Net realized gains	0.00	(0.93)	(0.15)	0.00	(1.21)	(0.22)	(0.11)
Total distributions to shareholders	0.00	(1.09)	(0.33)	(0.22)	(1.34)	(0.41)	(0.20)
Net asset value, end of period	$9.64	$10.65	$11.41	$10.40	$9.99	$11.06	$10.76
Total return[4]	(9.48)%	2.44%	12.95%	6.22%	3.09%	6.62%	9.95%
Ratios to average net assets (annualized)
Gross expenses	2.12% *	2.45% *	3.39% *	3.63% *	4.23% *	4.14% ^	4.42% ^
Net expenses	0.58% *	0.65% *	0.66% *	0.65% *	0.61% *	0.51% ^	0.51% ^
Net investment income	2.69% *	1.44% *	1.49% *	2.00% *	1.50% *	1.33%	1.14%
Supplemental data
Portfolio turnover rate[5]	81%	97%	87%	38%	45%	82%	81%
Net assets, end of period (000s omitted)	$24,001	$733	$578	$460	$390	$456	$363

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.65	$11.48	$10.35	$9.96	$11.01	$10.71	$9.97
Net investment income	0.12	0.08	0.08	0.13	0.06	0.06	0.04
Payment from affiliate	0.00	0.00	0.17	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.13)	0.15	1.17	0.42	0.15	0.56	0.85
Total from investment operations	(1.01)	0.23	1.42	0.55	0.21	0.62	0.89
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.14)	(0.16)	(0.05)	(0.10)	(0.04)
Net realized gains	0.00	(0.93)	(0.15)	0.00	(1.21)	(0.22)	(0.11)
Total distributions to shareholders	0.00	(1.06)	(0.29)	(0.16)	(1.26)	(0.32)	(0.15)
Net asset value, end of period	$9.64	$10.65	$11.48	$10.35	$9.96	$11.01	$10.71
Total return[3]	(9.48)%	1.60%	13.78% [4]	5.49%	2.46%	5.80%	9.18%
Ratios to average net assets (annualized)
Gross expenses	2.63% *	2.63% *	3.74% *	4.19% *	4.97% *	4.89% ^	5.18% ^
Net expenses	0.58% *	1.42% *	1.43% *	1.42% *	1.36% *	1.27% ^	1.27% ^
Net investment income	2.38% *	0.67% *	0.73% *	1.26% *	0.76% *	0.52%	0.40%
Supplemental data
Portfolio turnover rate[5]	81%	97%	87%	38%	45%	82%	81%
Net assets, end of period (000s omitted)	$108	$119	$117	$105	$101	$112	$109

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.65	$11.41	$10.40	$9.99	$11.07	$10.75	$10.01
Net investment income	0.13 [3]	0.19	0.19	0.24	0.15	0.17	0.15
Net realized and unrealized gains (losses) on investments	(1.14)	0.17	1.18	0.42	0.14	0.58	0.84
Total from investment operations	(1.01)	0.36	1.37	0.66	0.29	0.75	0.99
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.25)	(0.16)	(0.21)	(0.14)
Net realized gains	0.00	(0.93)	(0.15)	0.00	(1.21)	(0.22)	(0.11)
Total distributions to shareholders	0.00	(1.12)	(0.36)	(0.25)	(1.37)	(0.43)	(0.25)
Net asset value, end of period	$9.64	$10.65	$11.41	$10.40	$9.99	$11.07	$10.75
Total return[4]	(9.48)%	2.69%	13.27%	6.51%	3.30%	7.01%	10.28%
Ratios to average net assets (annualized)
Gross expenses	2.36% *	2.15% *	3.10% *	3.34% *	3.94% *	3.86% ^	4.15% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.31% *	0.23% ^	0.22% ^
Net investment income	2.66% *	1.73% *	1.79% *	2.31% *	1.77% *	1.56%	1.45%
Supplemental data
Portfolio turnover rate[5]	81%	97%	87%	38%	45%	82%	81%
Net assets, end of period (000s omitted)	$15	$121	$118	$107	$103	$114	$111

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.09%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.66	$11.42	$10.41	$9.99	$11.07	$10.76	$10.01
Net investment income	0.14	0.21	0.21	0.26	0.16	0.19	0.16
Net realized and unrealized gains (losses) on investments	(1.13)	0.17	1.18	0.42	0.15	0.57	0.86
Total from investment operations	(0.99)	0.38	1.39	0.68	0.31	0.76	1.02
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.23)	(0.26)	(0.18)	(0.23)	(0.16)
Net realized gains	0.00	(0.93)	(0.15)	0.00	(1.21)	(0.22)	(0.11)
Total distributions to shareholders	0.00	(1.14)	(0.38)	(0.26)	(1.39)	(0.45)	(0.27)
Net asset value, end of period	$9.67	$10.66	$11.42	$10.41	$9.99	$11.07	$10.76
Total return[3]	(9.29)%	2.83%	13.41%	6.77%	3.47%	7.06%	10.44%
Ratios to average net assets (annualized)
Gross expenses	2.22% *	2.02% *	2.96% *	3.20% *	3.80% *	3.71% ^	4.00% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.16% *	0.07% ^	0.06% ^
Net investment income	2.80% *	1.89% *	1.94% *	2.46% *	1.91% *	1.72%	1.60%
Supplemental data
Portfolio turnover rate[4]	81%	97%	87%	38%	45%	82%	81%
Net assets, end of period (000s omitted)	$2,330	$5,570	$5,417	$4,937	$4,740	$5,253	$5,105

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$9.80
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.13)
Total from investment operations	(0.13)
Net asset value, end of period	$9.67
Total return[4]	(1.33)%
Ratios to average net assets (annualized)
Gross expenses[5]	1.03%
Net expenses[5]	0.49%
Net investment income[5]	3.44%
Supplemental data
Portfolio turnover rate[6]	81%
Net assets, end of period (000s omitted)	$3,112

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.13%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.78	$11.57	$10.28	$9.95	$11.18	$10.78	$9.99
Net investment income	0.14 [3]	0.17	0.14	0.19 [3]	0.11	0.14	0.11 [3]
Net realized and unrealized gains (losses) on investments	(1.23)	0.24	1.40	0.35	0.18	0.70	0.97
Total from investment operations	(1.09)	0.41	1.54	0.54	0.29	0.84	1.08
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.18)	(0.21)	(0.12)	(0.19)	(0.12)
Net realized gains	0.00	(1.04)	(0.07)	0.00	(1.40)	(0.25)	(0.17)
Total distributions to shareholders	0.00	(1.20)	(0.25)	(0.21)	(1.52)	(0.44)	(0.29)
Net asset value, end of period	$9.69	$10.78	$11.57	$10.28	$9.95	$11.18	$10.78
Total return[4]	(10.11)%	3.02%	15.03%	5.31%	3.33%	7.80%	11.18%
Ratios to average net assets (annualized)
Gross expenses	1.44% *	2.13% *	2.89% *	3.27% *	4.04% *	3.96% ^	4.32% ^
Net expenses	0.59% *	0.65% *	0.67% *	0.67% *	0.61% *	0.52% ^	0.51% ^
Net investment income	2.87% *	1.40% *	1.45% *	1.81% *	1.38% *	1.15%	1.09%
Supplemental data
Portfolio turnover rate[5]	109%	92%	87%	38%	42%	72%	69%
Net assets, end of period (000s omitted)	$100,873	$1,577	$1,448	$1,435	$623	$540	$380

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.82	$11.66	$10.28	$9.95	$11.15	$10.76	$9.96
Net investment income	0.13	0.08 [3]	0.07	0.13	0.06	0.05	0.03
Payment from affiliate	0.00	0.00	0.13	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.22)	0.24	1.39	0.33	0.17	0.69	0.98
Total from investment operations	(1.09)	0.32	1.59	0.46	0.23	0.74	1.01
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.14)	(0.13)	(0.03)	(0.10)	(0.04)
Net realized gains	0.00	(1.04)	(0.07)	0.00	(1.40)	(0.25)	(0.17)
Total distributions to shareholders	0.00	(1.16)	(0.21)	(0.13)	(1.43)	(0.35)	(0.21)
Net asset value, end of period	$9.73	$10.82	$11.66	$10.28	$9.95	$11.15	$10.76
Total return[4]	(10.07)%	2.23%	15.52% [5]	4.61%	2.72%	6.89%	10.39%
Ratios to average net assets (annualized)
Gross expenses	2.04% *	2.46% *	3.30% *	3.88% *	4.79% *	4.71% ^	5.09% ^
Net expenses	0.61% *	1.43% *	1.43% *	1.42% *	1.37% *	1.28% ^	1.28% ^
Net investment income	2.42% *	0.66% *	0.62% *	1.21% *	0.66% *	0.43%	0.33%
Supplemental data
Portfolio turnover rate[6]	109%	92%	87%	38%	42%	72%	69%
Net assets, end of period (000s omitted)	$1,143	$122	$154	$105	$102	$114	$110

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.09%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.33% on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.86	$11.64	$10.34	$9.99	$11.22	$10.82	$10.01
Net investment income	0.16 [3]	0.19	0.19	0.24	0.14	0.17	0.14
Net realized and unrealized gains (losses) on investments	(1.24)	0.26	1.38	0.33	0.17	0.69	0.97
Total from investment operations	(1.08)	0.45	1.57	0.57	0.31	0.86	1.11
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.20)	(0.22)	(0.14)	(0.21)	(0.13)
Net realized gains	0.00	(1.04)	(0.07)	0.00	(1.40)	(0.25)	(0.17)
Total distributions to shareholders	0.00	(1.23)	(0.27)	(0.22)	(1.54)	(0.46)	(0.30)
Net asset value, end of period	$9.78	$10.86	$11.64	$10.34	$9.99	$11.22	$10.82
Total return[4]	(9.94)%	3.34%	15.32%	5.62%	3.59%	8.03%	11.60%
Ratios to average net assets (annualized)
Gross expenses	1.16% *	1.83% *	2.60% *	3.03% *	3.77% *	3.68% ^	4.06% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.32% *	0.24% ^	0.23% ^
Net investment income	3.16% *	1.70% *	1.72% *	2.26% *	1.71% *	1.47%	1.39%
Supplemental data
Portfolio turnover rate[5]	109%	92%	87%	38%	42%	72%	69%
Net assets, end of period (000s omitted)	$8,748	$125	$121	$107	$103	$116	$112

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$10.87	$11.65	$10.34	$9.99	$11.23	$10.82	$10.01
Net investment income	0.14 [3]	0.20	0.20	0.25	0.15	0.18	0.16
Net realized and unrealized gains (losses) on investments	(1.22)	0.26	1.40	0.34	0.17	0.71	0.97
Total from investment operations	(1.08)	0.46	1.60	0.59	0.32	0.89	1.13
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.22)	(0.24)	(0.16)	(0.23)	(0.15)
Net realized gains	0.00	(1.04)	(0.07)	0.00	(1.40)	(0.25)	(0.17)
Total distributions to shareholders	0.00	(1.24)	(0.29)	(0.24)	(1.56)	(0.48)	(0.32)
Net asset value, end of period	$9.79	$10.87	$11.65	$10.34	$9.99	$11.23	$10.82
Total return[4]	(9.94)%	3.48%	15.58%	5.77%	3.65%	8.03%	11.60%
Ratios to average net assets (annualized)
Gross expenses	1.75% *	1.70% *	2.46% *	2.90% *	3.63% *	3.53% ^	3.91% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.17% *	0.08% ^	0.07% ^
Net investment income	2.78% *	1.84% *	1.87% *	2.40% *	1.86% *	1.63%	1.54%
Supplemental data
Portfolio turnover rate[5]	109%	92%	87%	38%	42%	72%	69%
Net assets, end of period (000s omitted)	$11,579	$6,348	$5,891	$5,118	$4,767	$5,359	$5,165

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$9.94
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.15)
Total from investment operations	(0.15)
Net asset value, end of period	$9.79
Total return[4]	(1.51)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.70%
Net expenses[5]	0.49%
Net investment income[5]	3.52%
Supplemental data
Portfolio turnover rate[6]	109%
Net assets, end of period (000s omitted)	$23,880

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.14%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.32	$12.08	$10.36	$10.10	$11.38	$10.87	$9.94
Net investment income	0.13 [3]	0.17 [3]	0.18	0.19	0.10	0.11 [3]	0.09
Net realized and unrealized gains (losses) on investments	(1.27)	0.35	1.77	0.25	0.12	0.87	1.13
Total from investment operations	(1.14)	0.52	1.95	0.44	0.22	0.98	1.22
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.18)	(0.18)	(0.10)	(0.19)	(0.12)
Net realized gains	0.00	(1.12)	(0.05)	0.00	(1.40)	(0.28)	(0.17)
Total distributions to shareholders	0.00	(1.28)	(0.23)	(0.18)	(1.50)	(0.47)	(0.29)
Net asset value, end of period	$10.18	$11.32	$12.08	$10.36	$10.10	$11.38	$10.87
Total return[4]	(10.07)%	3.77%	18.83%	4.29%	2.76%	9.07%	12.62%
Ratios to average net assets (annualized)
Gross expenses	1.44% *	1.50% *	2.21% *	2.72% *	3.81% *	4.06% ^	4.75% ^
Net expenses	0.57% *	0.64% *	0.66% *	0.66% *	0.60% *	0.52% ^	0.49% ^
Net investment income	2.37% *	1.31% *	1.44% *	1.88% *	1.31% *	1.00%	1.07%
Supplemental data
Portfolio turnover rate[5]	92%	89%	85%	37%	41%	62%	58%
Net assets, end of period (000s omitted)	$68,219	$5,354	$3,744	$2,856	$1,929	$1,497	$510

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.37	$12.19	$10.35	$10.10	$11.35	$10.84	$9.91
Net investment income	0.13 [3]	0.07	0.08	0.12	0.05	0.04	0.03
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.12)	0.35	1.78	0.24	0.12	0.85	1.10
Total from investment operations	(0.99)	0.42	2.02	0.36	0.17	0.89	1.13
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.13)	(0.11)	(0.02)	(0.10)	(0.03)
Net realized gains	0.00	(1.12)	(0.05)	0.00	(1.40)	(0.28)	(0.17)
Total distributions to shareholders	0.00	(1.24)	(0.18)	(0.11)	(1.42)	(0.38)	(0.20)
Net asset value, end of period	$10.38	$11.37	$12.19	$10.35	$10.10	$11.35	$10.84
Total return[4]	(8.71)% [5]	2.92%	19.55% [6]	3.55%	2.17%	8.24%	11.77%
Ratios to average net assets (annualized)
Gross expenses	1.60% *	1.74% *	2.60% *	3.34% *	4.56% *	4.88% ^	5.55% ^
Net expenses	0.30% *	1.43% *	1.43% *	1.42% *	1.36% *	1.28% ^	1.29% ^
Net investment income	2.44% *	0.57% *	0.70% *	1.17% *	0.56% *	0.36%	0.29%
Supplemental data
Portfolio turnover rate[7]	92%	89%	85%	37%	41%	62%	58%
Net assets, end of period (000s omitted)	$2	$132	$137	$125	$130	$130	$124

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During six months ended August 31, 2022, the Fund received payments from a service provider which a 6.97% impact on the total return.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.40	$12.15	$10.42	$10.14	$11.42	$10.90	$9.96
Net investment income	0.14 [3]	0.19	0.19	0.24	0.14	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.27)	0.37	1.81	0.25	0.11	0.85	1.10
Total from investment operations	(1.13)	0.56	2.00	0.49	0.25	1.01	1.24
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.22)	(0.21)	(0.13)	(0.21)	(0.13)
Net realized gains	0.00	(1.12)	(0.05)	0.00	(1.40)	(0.28)	(0.17)
Total distributions to shareholders	0.00	(1.31)	(0.27)	(0.21)	(1.53)	(0.49)	(0.30)
Net asset value, end of period	$10.27	$11.40	$12.15	$10.42	$10.14	$11.42	$10.90
Total return[4]	(9.91)%	4.03%	19.18%	4.68%	2.96%	9.33%	12.84%
Ratios to average net assets (annualized)
Gross expenses	1.23% *	1.21% *	1.91% *	2.45% *	3.53% *	3.85% ^	4.52% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.31% *	0.24% ^	0.23% ^
Net investment income	2.54% *	1.62% *	1.75% *	2.22% *	1.62% *	1.41%	1.35%
Supplemental data
Portfolio turnover rate[5]	92%	89%	85%	37%	41%	62%	58%
Net assets, end of period (000s omitted)	$723	$131	$126	$108	$105	$118	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.41	$12.16	$10.43	$10.15	$11.43	$10.91	$9.96
Net investment income	0.14	0.22	0.20	0.25 [3]	0.15	0.18	0.15
Net realized and unrealized gains (losses) on investments	(1.26)	0.36	1.81	0.25	0.11	0.85	1.11
Total from investment operations	(1.12)	0.58	2.01	0.50	0.26	1.03	1.26
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.23)	(0.22)	(0.14)	(0.23)	(0.14)
Net realized gains	0.00	(1.12)	(0.05)	0.00	(1.40)	(0.28)	(0.17)
Total distributions to shareholders	0.00	(1.33)	(0.28)	(0.22)	(1.54)	(0.51)	(0.31)
Net asset value, end of period	$10.29	$11.41	$12.16	$10.43	$10.15	$11.43	$10.91
Total return[4]	(9.82)%	4.17%	19.33%	4.83%	3.13%	9.48%	13.10%
Ratios to average net assets (annualized)
Gross expenses	1.13% *	1.08% *	1.77% *	2.29% *	3.39% *	3.70% ^	4.37%
Net expenses	0.14% *	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^
Net investment income	2.65% *	1.78% *	1.89% *	2.31% *	1.77% *	1.56%	1.50%
Supplemental data
Portfolio turnover rate[5]	92%	89%	85%	37%	41%	62%	58%
Net assets, end of period (000s omitted)	$22,085	$8,197	$7,958	$6,635	$4,838	$5,451	$5,201

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.44
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.15)
Total from investment operations	(0.15)
Net asset value, end of period	$10.29
Total return[4]	(1.44)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.74%
Net expenses[5]	0.49%
Net investment income[5]	3.33%
Supplemental data
Portfolio turnover rate[6]	92%
Net assets, end of period (000s omitted)	$5,307

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.14%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

94  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.36	$12.15	$10.11	$9.94	$11.54	$10.92	$9.91
Net investment income	0.13 [3]	0.16 [3]	0.15	0.18	0.11	0.13	0.09
Net realized and unrealized gains (losses) on investments	(1.31)	0.41	2.09	0.17	0.12	0.98	1.22
Total from investment operations	(1.18)	0.57	2.24	0.35	0.23	1.11	1.31
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.16)	(0.18)	(0.09)	(0.19)	(0.11)
Net realized gains	0.00	(1.20)	(0.04)	0.00	(1.74)	(0.30)	(0.19)
Total distributions to shareholders	0.00	(1.36)	(0.20)	(0.18)	(1.83)	(0.49)	(0.30)
Net asset value, end of period	$10.18	$11.36	$12.15	$10.11	$9.94	$11.54	$10.92
Total return[4]	(10.31)%	4.07%	22.30%	3.40%	2.99%	10.30%	13.72%
Ratios to average net assets (annualized)
Gross expenses	1.31% *	1.57% *	2.32% *	2.94% *	4.08% *	4.20% ^	4.76% ^
Net expenses	0.58% *	0.65% *	0.67% *	0.66% *	0.60% *	0.53% ^	0.48% ^
Net investment income	2.41% *	1.26% *	1.37% *	1.77% *	1.23% *	1.08%	1.04%
Supplemental data
Portfolio turnover rate[5]	116%	84%	85%	36%	37%	53%	46%
Net assets, end of period (000s omitted)	$131,601	$4,472	$3,340	$2,317	$1,010	$917	$543

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  95

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.38	$12.24	$10.10	$9.88	$11.52	$10.90	$9.88
Net investment income	0.06	0.06	0.07	0.12	0.05	0.03	0.02
Payment from affiliate	0.00	0.00	0.13	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.23)	0.40	2.10	0.15	0.11	0.99	1.21
Total from investment operations	(1.17)	0.46	2.30	0.27	0.16	1.02	1.23
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	(0.05)	(0.06)	(0.10)	(0.02)
Net realized gains	0.00	(1.20)	(0.04)	0.00	(1.74)	(0.30)	(0.19)
Total distributions to shareholders	0.00	(1.32)	(0.16)	(0.05)	(1.80)	(0.40)	(0.21)
Net asset value, end of period	$10.21	$11.38	$12.24	$10.10	$9.88	$11.52	$10.90
Total return[3]	(10.28)%	3.19%	22.95% [4]	2.74%	2.32%	9.43%	12.86%
Ratios to average net assets (annualized)
Gross expenses	1.53% *	1.80% *	2.69% *	3.62% *	4.81% *	4.95% ^	5.59% ^
Net expenses	0.49% *	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.29% ^
Net investment income	2.22% *	0.50% *	0.65% *	1.17% *	0.49% *	0.27%	0.24%
Supplemental data
Portfolio turnover rate[5]	116%	84%	85%	36%	37%	53%	46%
Net assets, end of period (000s omitted)	$757	$139	$126	$104	$153	$119	$112

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.34% impact on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

96  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.47	$12.25	$10.18	$9.99	$11.59	$10.96	$9.93
Net investment income	0.16 [3]	0.20 [3]	0.19	0.23	0.13	0.15	0.13
Net realized and unrealized gains (losses) on investments	(1.33)	0.40	2.11	0.16	0.12	0.99	1.21
Total from investment operations	(1.17)	0.60	2.30	0.39	0.25	1.14	1.34
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.19)	(0.20)	(0.11)	(0.21)	(0.12)
Net realized gains	0.00	(1.20)	(0.04)	0.00	(1.74)	(0.30)	(0.19)
Total distributions to shareholders	0.00	(1.38)	(0.23)	(0.20)	(1.85)	(0.51)	(0.31)
Net asset value, end of period	$10.30	$11.47	$12.25	$10.18	$9.99	$11.59	$10.96
Total return[4]	(10.20)%	4.32%	22.70%	3.74%	3.19%	10.53%	13.99%
Ratios to average net assets (annualized)
Gross expenses	0.72% *	1.28% *	2.04% *	2.70% *	3.80% *	3.92% ^	4.56% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.31% *	0.25% ^	0.24% ^
Net investment income	3.08% *	1.57% *	1.70% *	2.17% *	1.51% *	1.32%	1.29%
Supplemental data
Portfolio turnover rate[5]	116%	84%	85%	36%	37%	53%	46%
Net assets, end of period (000s omitted)	$18,214	$133	$127	$106	$104	$120	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  97

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.49	$12.26	$10.19	$9.99	$11.60	$10.96	$9.93
Net investment income	0.13 [3]	0.22 [3]	0.16	0.24	0.14	0.17	0.14
Net realized and unrealized gains (losses) on investments	(1.30)	0.41	2.16	0.17	0.12	1.00	1.22
Total from investment operations	(1.17)	0.63	2.32	0.41	0.26	1.17	1.36
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.21)	(0.21)	(0.13)	(0.23)	(0.14)
Net realized gains	0.00	(1.20)	(0.04)	0.00	(1.74)	(0.30)	(0.19)
Total distributions to shareholders	0.00	(1.40)	(0.25)	(0.21)	(1.87)	(0.53)	(0.33)
Net asset value, end of period	$10.32	$11.49	$12.26	$10.19	$9.99	$11.60	$10.96
Total return[4]	(10.10)%	4.54%	22.85%	3.99%	3.26%	10.77%	14.15%
Ratios to average net assets (annualized)
Gross expenses	1.12% *	1.14% *	1.90% *	2.54% *	3.66% *	3.77% ^	4.41% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^
Net investment income	2.48% *	1.71% *	1.84% *	2.29% *	1.66% *	1.47%	1.440%
Supplemental data
Portfolio turnover rate[5]	116%	84%	85%	36%	37%	53%	46%
Net assets, end of period (000s omitted)	$39,243	$8,833	$7,513	$5,543	$4,775	$5,544	$5,238

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

98  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.49
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.32
Total return[4]	(1.62)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.67%
Net expenses[5]	0.49%
Net investment income[5]	3.28%
Supplemental data
Portfolio turnover rate	116%
Net assets, end of period (000s omitted)	$46,490

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.15%.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  99

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.36	$12.22	$9.95	$9.84	$11.66	$10.97	$9.88
Net investment income	0.13	0.02	0.14	0.18	0.09	0.11	0.09
Net realized and unrealized gains (losses) on investments	(1.36)	0.54	2.30	0.09	0.14	1.11	1.32
Total from investment operations	(1.23)	0.56	2.44	0.27	0.23	1.22	1.41
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.17)	(0.16)	(0.08)	(0.19)	(0.11)
Net realized gains	0.00	(1.27)	0.00	0.00	(1.97)	(0.34)	(0.21)
Total distributions to shareholders	0.00	(1.42)	(0.17)	(0.16)	(2.05)	(0.53)	(0.32)
Net asset value, end of period	$10.13	$11.36	$12.22	$9.95	$9.84	$11.66	$10.97
Total return[3]	(10.83)%	4.00%	24.45%	2.65%	3.13%	11.24%	14.74%
Ratios to average net assets (annualized)
Gross expenses	1.30% *	1.65% *	2.41% *	3.12% *	4.34% *	4.32% ^	4.86% ^
Net expenses	0.58% *	0.65% *	0.67% *	0.66% *	0.60% *	0.53% ^	0.49% ^
Net investment income	2.42% *	1.25% *	1.30% *	1.81% *	1.16% *	0.99%	1.05%
Supplemental data
Portfolio turnover rate[4]	99%	81%	85%	36%	34%	44%	39%
Net assets, end of period (000s omitted)	$81,325	$1,860	$1,464	$733	$521	$453	$338

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

100  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.42	$12.33	$9.93	$9.83	$11.63	$10.95	$9.84
Net investment income (loss)	0.11	(0.03)	0.07	0.11	0.03	0.02	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.34)	0.51	2.29	0.09	0.14	1.10	1.32
Total from investment operations	(1.23)	0.48	2.52	0.20	0.17	1.12	1.34
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	(0.10)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.27)	0.00	0.00	(1.97)	(0.34)	(0.21)
Total distributions to shareholders	0.00	(1.39)	(0.12)	(0.10)	(1.97)	(0.44)	(0.23)
Net asset value, end of period	$10.19	$11.42	$12.33	$9.93	$9.83	$11.63	$10.95
Total return[3]	(10.69)%	3.27%	25.39% [4]	1.99%	2.55%	10.30%	14.02%
Ratios to average net assets (annualized)
Gross expenses	1.70% *	1.92% *	2.78% *	3.71% *	5.08% *	5.07% ^	5.67% ^
Net expenses	0.60% *	1.43% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.29% ^
Net investment income	1.96% *	0.48% *	0.62% *	1.09% *	0.37% *	0.21%	0.21%
Supplemental data
Portfolio turnover rate[5]	99%	81%	85%	36%	34%	44%	39%
Net assets, end of period (000s omitted)	$26	$165	$135	$107	$102	$120	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.14%
Year ended February 28, 2022	0.14%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which a 1.66% impact on the total return.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  101

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.47	$12.31	$10.02	$9.89	$11.71	$11.00	$9.89
Net investment income	0.13	0.13	0.18	0.22	0.12	0.15	0.13
Net realized and unrealized gains (losses) on investments	(1.36)	0.48	2.30	0.09	0.13	1.11	1.31
Total from investment operations	(1.23)	0.61	2.48	0.31	0.25	1.26	1.44
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.19)	(0.18)	(0.10)	(0.21)	(0.12)
Net realized gains	0.00	(1.27)	0.00	0.00	(1.97)	(0.34)	(0.21)
Total distributions to shareholders	0.00	(1.45)	(0.19)	(0.18)	(2.07)	(0.55)	(0.33)
Net asset value, end of period	$10.24	$11.47	$12.31	$10.02	$9.89	$11.71	$11.00
Total return[3]	(10.72)%	4.35%	24.82%	3.05%	3.34%	11.59%	15.05%
Ratios to average net assets (annualized)
Gross expenses	1.24% *	1.36% *	2.12% *	2.86% *	4.06% *	4.04% ^	4.64% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.31% *	0.25% ^	0.24% ^
Net investment income	2.42% *	1.56% *	1.68% *	2.15% *	1.42% *	1.26%	1.26%
Supplemental data
Portfolio turnover rate[4]	99%	81%	85%	36%	34%	44%	39%
Net assets, end of period (000s omitted)	$1,508	$133	$128	$104	$103	$122	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.10%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

102  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.48	$12.32	$10.02	$9.89	$11.72	$11.01	$9.89
Net investment income	0.13	0.11	0.19	0.23 [3]	0.13	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.35)	0.52	2.32	0.10	0.13	1.12	1.33
Total from investment operations	(1.22)	0.63	2.51	0.33	0.26	1.28	1.47
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.21)	(0.20)	(0.12)	(0.23)	(0.14)
Net realized gains	0.00	(1.27)	0.00	0.00	(1.97)	(0.34)	(0.21)
Total distributions to shareholders	0.00	(1.47)	(0.21)	(0.20)	(2.09)	(0.57)	(0.35)
Net asset value, end of period	$10.26	$11.48	$12.32	$10.02	$9.89	$11.72	$11.01
Total return[4]	(10.63)%	4.49%	25.09%	3.19%	3.41%	11.73%	15.31%
Ratios to average net assets (annualized)
Gross expenses	1.22% *	1.22% *	1.96% *	2.66% *	3.91% *	3.89% ^	4.49% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^
Net investment income	2.45% *	1.70% *	1.81% *	2.22% *	1.57% *	1.41%	1.41%
Supplemental data
Portfolio turnover rate[5]	99%	81%	85%	36%	34%	44%	39%
Net assets, end of period (000s omitted)	$24,233	$10,575	$9,185	$6,780	$4,734	$5,608	$5,270

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  103

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.43
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.26
Total return[4]	(1.63)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.74%
Net expenses[5]	0.49%
Net investment income[5]	3.14%
Supplemental data
Portfolio turnover rate[6]	99%
Net assets, end of period (000s omitted)	$4,367

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.16%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

104  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.21	$12.08	$9.83	$9.77	$11.74	$11.00	$9.85
Net investment income	0.14 [3]	0.13	0.15	0.16	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	(1.43)	0.48	2.27	0.08	0.11	1.20	1.37
Total from investment operations	(1.29)	0.61	2.42	0.24	0.19	1.29	1.46
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.17)	(0.18)	(0.06)	(0.20)	(0.11)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.10)	(0.35)	(0.20)
Total distributions to shareholders	0.00	(1.48)	(0.17)	(0.18)	(2.16)	(0.55)	(0.31)
Net asset value, end of period	$9.92	$11.21	$12.08	$9.83	$9.77	$11.74	$11.00
Total return[4]	(11.43)%	4.42%	24.64%	2.33%	2.80%	11.79%	15.34%
Ratios to average net assets (annualized)
Gross expenses	1.23% *	1.74% *	2.63% *	3.57% *	4.11% *	3.93% ^	4.46% ^
Net expenses	0.59% *	0.66% *	0.68% *	0.67% *	0.63% *	0.54% ^	0.51% ^
Net investment income	2.70% *	1.24% *	1.30% *	1.62% *	0.99% *	1.02%	1.01%
Supplemental data
Portfolio turnover rate[5]	127%	77%	87%	36%	32%	40%	33%
Net assets, end of period (000s omitted)	$150,531	$2,490	$3,279	$1,858	$454	$472	$307

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  105

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.26	$12.19	$9.81	$9.76	$11.72	$10.98	$9.82
Net investment income	0.10 [3]	0.07	0.06	0.11	0.02	0.02	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.39)	0.45	2.28	0.05	0.12	1.17	1.36
Total from investment operations	(1.29)	0.52	2.50	0.16	0.14	1.19	1.38
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.11)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.10)	(0.35)	(0.20)
Total distributions to shareholders	0.00	(1.45)	(0.12)	(0.11)	(2.10)	(0.45)	(0.22)
Net asset value, end of period	$9.97	$11.26	$12.19	$9.81	$9.76	$11.72	$10.98
Total return[4]	(11.55)%	3.64%	25.52% [5]	1.53%	2.30%	10.88%	14.52%
Ratios to average net assets (annualized)
Gross expenses	2.00% *	1.97% *	3.00% *	4.35% *	4.85% *	4.70% ^	5.25% ^
Net expenses	0.67% *	1.42% *	1.43% *	1.42% *	1.38% *	1.29% ^	1.30% ^
Net investment income	1.98% *	0.49% *	0.59% *	1.05% *	0.25% *	0.16%	0.18%
Supplemental data
Portfolio turnover rate[6]	127%	77%	87%	36%	32%	40%	33%
Net assets, end of period (000s omitted)	$761	$141	$130	$101	$100	$120	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.64% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

106  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.34	$12.19	$9.91	$9.83	$11.80	$11.04	$9.86
Net investment income	0.16 [3]	0.18	0.18	0.22	0.11	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.45)	0.48	2.29	0.05	0.11	1.18	1.37
Total from investment operations	(1.29)	0.66	2.47	0.27	0.22	1.32	1.50
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.19)	(0.19)	(0.09)	(0.21)	(0.12)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.10)	(0.35)	(0.20)
Total distributions to shareholders	0.00	(1.51)	(0.19)	(0.19)	(2.19)	(0.56)	(0.32)
Net asset value, end of period	$10.05	$11.34	$12.19	$9.91	$9.83	$11.80	$11.04
Total return[4]	(11.30)%	4.79%	24.98%	2.61%	3.06%	12.07%	15.78%
Ratios to average net assets (annualized)
Gross expenses	0.86% *	1.45% *	2.36% *	3.31% *	3.82% *	3.67% ^	4.22% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.34% *	0.25% ^	0.24% ^
Net investment income	3.07% *	1.55% *	1.65% *	2.10% *	1.29% *	1.21%	1.24%
Supplemental data
Portfolio turnover rate[5]	127%	77%	87%	36%	32%	40%	33%
Net assets, end of period (000s omitted)	$22,940	$133	$127	$103	$102	$123	$115

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  107

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.35	$12.20	$9.92	$9.84	$11.81	$11.04	$9.87
Net investment income	0.13 [3]	0.19	0.19	0.23	0.12	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.42)	0.49	2.30	0.06	0.12	1.19	1.36
Total from investment operations	(1.29)	0.68	2.49	0.29	0.24	1.35	1.50
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.21)	(0.11)	(0.23)	(0.13)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.10)	(0.35)	(0.20)
Total distributions to shareholders	0.00	(1.53)	(0.21)	(0.21)	(2.21)	(0.58)	(0.33)
Net asset value, end of period	$10.06	$11.35	$12.20	$9.92	$9.84	$11.81	$11.04
Total return[4]	(11.29)%	4.95%	25.12%	2.75%	3.24%	12.31%	15.82%
Ratios to average net assets (annualized)
Gross expenses	1.59% *	1.31% *	2.20% *	3.15% *	3.67% *	3.52% ^	4.07% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.19% *	0.10% ^	0.09% ^
Net investment income	2.49% *	1.70% *	1.80% *	2.24% *	1.44% *	1.36%	1.39%
Supplemental data
Portfolio turnover rate[5]	127%	77%	87%	36%	32%	40%	33%
Net assets, end of period (000s omitted)	$33,322	$6,656	$6,050	$4,897	$4,707	$5,651	$5,285

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

108  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.23
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.06
Total return[4]	(1.66)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.68%
Net expenses[5]	0.49%
Net investment income[5]	3.25%
Supplemental data
Portfolio turnover rate[6]	127%
Net assets, end of period (000s omitted)	$34,999

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  109

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.24	$12.11	$9.72	$9.73	$11.79	$11.02	$9.86
Net investment income	0.13 [3]	0.16	0.15	0.16	0.08	0.12	0.08
Net realized and unrealized gains (losses) on investments	(1.41)	0.51	2.41	0.00 [4]	0.08	1.20	1.41
Total from investment operations	(1.28)	0.67	2.56	0.16	0.16	1.32	1.49
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.17)	(0.17)	(0.07)	(0.19)	(0.10)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.54)	(0.17)	(0.17)	(2.22)	(0.55)	(0.33)
Net asset value, end of period	$9.96	$11.24	$12.11	$9.72	$9.73	$11.79	$11.02
Total return[5]	(11.48)%	4.86%	26.37%	1.53%	2.62%	12.06%	15.64%
Ratios to average net assets (annualized)
Gross expenses	1.54% *	1.89% *	2.96% *	3.61% *	4.18% *	4.09% ^	4.58% ^
Net expenses	0.59% *	0.65% *	0.67% *	0.66% *	0.61% *	0.54% ^	0.51% ^
Net investment income	2.46% *	1.28% *	1.26% *	1.72% *	0.97% *	0.90%	0.98%
Supplemental data
Portfolio turnover rate[6]	88%	73%	86%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$32,404	$779	$794	$414	$329	$327	$221

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

110  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.27	$12.19	$9.68	$9.71	$11.75	$10.99	$9.83
Net investment income	0.10 [3]	0.07	0.06	0.10	0.02	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.42)	0.52	2.42	(0.01)	0.09	1.20	1.39
Total from investment operations	(1.32)	0.59	2.63	0.09	0.11	1.22	1.41
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.51)	(0.12)	(0.12)	(2.15)	(0.46)	(0.25)
Net asset value, end of period	$9.95	$11.27	$12.19	$9.68	$9.71	$11.75	$10.99
Total return[4]	(11.71)%	4.15%	27.23% [5]	0.78%	2.06%	11.18%	14.74%
Ratios to average net assets (annualized)
Gross expenses	2.02% *	2.19% *	3.38% *	4.19% *	4.92% *	4.84% ^	5.37% ^
Net expenses	0.64% *	1.42% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.30% ^
Net investment income	1.93% *	0.49% *	0.56% *	1.00% *	0.21% *	0.15%	0.17%
Supplemental data
Portfolio turnover rate[6]	88%	73%	86%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$26	$157	$145	$109	$102	$121	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.60% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  111

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.34	$12.20	$9.78	$9.78	$11.83	$11.05	$9.88
Net investment income	0.13 [3]	0.18	0.17	0.21	0.11	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.41)	0.54	2.44	(0.01)	0.08	1.22	1.39
Total from investment operations	(1.28)	0.72	2.61	0.20	0.19	1.36	1.52
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.19)	(0.20)	(0.09)	(0.22)	(0.12)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.58)	(0.19)	(0.20)	(2.24)	(0.58)	(0.35)
Net asset value, end of period	$10.06	$11.34	$12.20	$9.78	$9.78	$11.83	$11.05
Total return[4]	(11.29)%	5.18%	26.80%	1.83%	2.81%	12.36%	15.88%
Ratios to average net assets (annualized)
Gross expenses	1.63% *	1.60% *	2.68% *	3.34% *	3.89% *	3.81% ^	4.34% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.32% *	0.25% ^	0.24% ^
Net investment income	2.38% *	1.56% *	1.63% *	2.06% *	1.25% *	1.19%	1.23%
Supplemental data
Portfolio turnover rate[5]	88%	73%	86%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$741	$134	$127	$102	$102	$123	$115

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

112  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.36	$12.21	$9.79	$9.79	$11.84	$11.06	$9.88
Net investment income	0.13 [3]	0.20	0.19	0.22 [3]	0.12	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.41)	0.54	2.44	(0.01)	0.08	1.21	1.40
Total from investment operations	(1.28)	0.74	2.63	0.21	0.20	1.37	1.54
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)	(0.13)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.59)	(0.21)	(0.21)	(2.25)	(0.59)	(0.36)
Net asset value, end of period	$10.08	$11.36	$12.21	$9.79	$9.79	$11.84	$11.05
Total return[4]	(11.27)%	5.41%	26.94%	1.97%	2.97%	12.51%	16.14%
Ratios to average net assets (annualized)
Gross expenses	1.54% *	1.46% *	2.54% *	3.18% *	3.75% *	3.66% ^	4.19% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.17% *	0.10% ^	0.09% ^
Net investment income	2.47% *	1.70% *	1.78% *	2.18% *	1.40% *	1.35%	1.38%
Supplemental data
Portfolio turnover rate[5]	88%	73%	86%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$19,709	$7,364	$6,901	$5,419	$4,695	$5,679	$5,303

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  113

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.25
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.08
Total return[4]	(1.66)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.84%
Net expenses[5]	0.49%
Net investment income[5]	3.24%
Supplemental data
Portfolio turnover rate[6]	88%
Net assets, end of period (000s omitted)	$1,257

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

114  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.38	$12.14	$9.66	$9.73	$11.80	$11.03	$9.86
Net investment income	0.14 [3]	0.16	0.13	0.17	0.07	0.11	0.09
Net realized and unrealized gains (losses) on investments	(1.46)	0.57	2.52	(0.06)	0.06	1.22	1.40
Total from investment operations	(1.32)	0.73	2.65	0.11	0.13	1.33	1.49
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.17)	(0.18)	(0.05)	(0.20)	(0.09)
Net realized gains	0.00	(1.33)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.49)	(0.17)	(0.18)	(2.20)	(0.56)	(0.32)
Net asset value, end of period	$10.06	$11.38	$12.14	$9.66	$9.73	$11.80	$11.03
Total return[4]	(11.60)%	5.36%	27.59%	1.01%	2.37%	12.16%	15.65%
Ratios to average net assets (annualized)
Gross expenses	1.50% *	2.19% *	3.27% *	3.67% *	4.34% *	4.26% ^	4.80% ^
Net expenses	0.59% *	0.65% *	0.67% *	0.66% *	0.60% *	0.54% ^	0.53% ^
Net investment income	2.72% *	1.20% *	1.28% *	1.72% *	0.96% *	0.83%	0.91%
Supplemental data
Portfolio turnover rate[5]	106%	68%	85%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$34,735	$495	$382	$254	$198	$256	$134

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  115

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.37	$12.19	$9.59	$9.68	$11.76	$10.99	$9.83
Net investment income	0.10 [3]	0.07	0.06	0.10	0.02	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.42)	0.56	2.51	(0.06)	0.05	1.21	1.39
Total from investment operations	(1.32)	0.63	2.72	0.04	0.07	1.23	1.41
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	(0.13)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.33)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.45)	(0.12)	(0.13)	(2.15)	(0.46)	(0.25)
Net asset value, end of period	$10.05	$11.37	$12.19	$9.59	$9.68	$11.76	$10.99
Total return[4]	(11.61)%	4.51%	28.40% [5]	0.26%	1.77%	11.33%	14.77%
Ratios to average net assets (annualized)
Gross expenses	2.24% *	2.46% *	3.67% *	4.42% *	5.09% *	5.02% ^	5.56% ^
Net expenses	0.67% *	1.42% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.29% ^
Net investment income	1.96% *	0.46% *	0.54% *	0.99% *	0.21% *	0.15%	0.18%
Supplemental data
Portfolio turnover rate[6]	106%	68%	85%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$480	$144	$138	$106	$102	$121	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.62% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

116  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.45	$12.20	$9.69	$9.76	$11.83	$11.05	$9.88
Net investment income	0.15 [3]	0.20 [3]	0.17	0.21	0.10	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.46)	0.57	2.53	(0.07)	0.06	1.22	1.39
Total from investment operations	(1.31)	0.77	2.70	0.14	0.16	1.36	1.52
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.19)	(0.21)	(0.08)	(0.22)	(0.12)
Net realized gains	0.00	(1.33)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.52)	(0.19)	(0.21)	(2.23)	(0.58)	(0.35)
Net asset value, end of period	$10.14	$11.45	$12.20	$9.69	$9.76	$11.83	$11.05
Total return[4]	(11.44)%	5.64%	27.95%	1.22%	2.67%	12.42%	15.90%
Ratios to average net assets (annualized)
Gross expenses	1.26% *	1.91% *	3.00% *	3.39% *	4.06% *	3.99% ^	4.53% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.30% *	0.25% ^	0.24% ^
Net investment income	3.00% *	1.52% *	1.61% *	2.05% *	1.25% *	1.19%	1.23%
Supplemental data
Portfolio turnover rate[5]	106%	68%	85%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$11,179	$134	$127	$101	$102	$123	$115

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  117

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.47	$12.21	$9.70	$9.76	$11.84	$11.06	$9.88
Net investment income	0.13 [3]	0.20	0.18	0.22	0.12	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.44)	0.60	2.54	(0.06)	0.05	1.21	1.40
Total from investment operations	(1.31)	0.80	2.72	0.16	0.17	1.37	1.54
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.22)	(0.10)	(0.23)	(0.13)
Net realized gains	0.00	(1.33)	0.00	0.00	(2.15)	(0.36)	(0.23)
Total distributions to shareholders	0.00	(1.54)	(0.21)	(0.22)	(2.25)	(0.59)	(0.36)
Net asset value, end of period	$10.16	$11.47	$12.21	$9.70	$9.76	$11.84	$11.06
Total return[4]	(11.34)%	5.86%	28.09%	1.47%	2.75%	12.56%	16.17%
Ratios to average net assets (annualized)
Gross expenses	1.82% *	1.77% *	2.85% *	3.25% *	3.92% *	3.84% ^	4.38% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.15% *	0.10% ^	0.09% ^
Net investment income	2.50% *	1.67% *	1.75% *	2.19% *	1.40% *	1.35%	1.39%
Supplemental data
Portfolio turnover rate[5]	106%	68%	85%	36%	31%	35%	31%
Net assets, end of period (000s omitted)	$24,094	$6,857	$6,322	$4,884	$4,682	$5,681	$5,304

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

118  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.34
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.18)
Total from investment operations	(0.18)
Net asset value, end of period	$10.16
Total return[4]	(1.74)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.77%
Net expenses[5]	0.49%
Net investment income[5]	3.37%
Supplemental data
Portfolio turnover rate[6]	106%
Net assets, end of period (000s omitted)	$18,490

[1]	For the period from August 26, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  119

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.37	$12.19	$9.66	$9.73	$11.80	$11.03	$9.87
Net investment income	0.11 [3]	0.15	0.12	0.15	0.08	0.11	0.09
Net realized and unrealized gains (losses) on investments	(1.40)	0.57	2.58	(0.04)	0.05	1.22	1.39
Total from investment operations	(1.29)	0.72	2.70	0.11	0.13	1.33	1.48
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.17)	(0.18)	(0.05)	(0.19)	(0.09)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.37)	(0.23)
Total distributions to shareholders	0.00	(1.54)	(0.17)	(0.18)	(2.20)	(0.56)	(0.32)
Net asset value, end of period	$10.08	$11.37	$12.19	$9.66	$9.73	$11.80	$11.03
Total return[4]	(11.43)%	5.23%	28.00%	0.95%	2.37%	12.10%	15.56%
Ratios to average net assets (annualized)
Gross expenses	2.11% *	2.13% *	3.28% *	3.82% *	4.31% *	4.18% ^	4.67% ^
Net expenses	0.58% *	0.65% *	0.68% *	0.67% *	0.61% *	0.54% ^	0.54% ^
Net investment income	2.16% *	1.20% *	1.23% *	1.68% *	0.95% *	0.89%	0.90%
Supplemental data
Portfolio turnover rate[5]	50%	68%	85%	36%	31%	34%	31%
Net assets, end of period (000s omitted)	$5,373	$495	$422	$239	$161	$170	$134

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

120  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.36	$12.24	$9.59	$9.67	$11.75	$10.99	$9.84
Net investment income	0.14 [3]	0.07	0.06	0.10	0.02	0.02	0.02
Payment from affiliate	0.00	0.00	0.15	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.46)	0.56	2.56	(0.06)	0.05	1.21	1.38
Total from investment operations	(1.32)	0.63	2.77	0.04	0.07	1.23	1.40
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.37)	(0.23)
Total distributions to shareholders	0.00	(1.51)	(0.12)	(0.12)	(2.15)	(0.47)	(0.25)
Net asset value, end of period	$10.04	$11.36	$12.24	$9.59	$9.67	$11.75	$10.99
Total return[4]	(11.62)%	4.45%	28.94% [5]	0.26%	1.77%	11.25%	14.68%
Ratios to average net assets (annualized)
Gross expenses	2.24% *	2.42% *	3.67% *	4.40% *	5.04% *	4.93% ^	5.42% ^
Net expenses	0.72% *	1.42% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.30% ^
Net investment income	2.57% *	0.45% *	0.53% *	0.99% *	0.18% *	0.15%	0.17%
Supplemental data
Portfolio turnover rate[6]	50%	68%	85%	36%	31%	34%	31%
Net assets, end of period (000s omitted)	$31	$161	$139	$100	$100	$121	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.15%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  121

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.45	$12.25	$9.69	$9.75	$11.83	$11.05	$9.88
Net investment income	0.13 [3]	0.18	0.17	0.21	0.10	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.42)	0.59	2.58	(0.07)	0.05	1.23	1.39
Total from investment operations	(1.29)	0.77	2.75	0.14	0.15	1.37	1.52
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.19)	(0.20)	(0.08)	(0.22)	(0.12)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.37)	(0.23)
Total distributions to shareholders	0.00	(1.57)	(0.19)	(0.20)	(2.23)	(0.59)	(0.35)
Net asset value, end of period	$10.16	$11.45	$12.25	$9.69	$9.75	$11.83	$11.05
Total return[4]	(11.35)%	5.62%	28.45%	1.24%	2.58%	12.44%	15.94%
Ratios to average net assets (annualized)
Gross expenses	1.89% *	1.85% *	3.01% *	3.55% *	4.02% *	3.90% ^	4.39% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.32% *	0.25% ^	0.24% ^
Net investment income	2.37% *	1.52% *	1.61% *	2.04% *	1.23% *	1.19%	1.23%
Supplemental data
Portfolio turnover rate[5]	50%	68%	85%	36%	31%	34%	31%
Net assets, end of period (000s omitted)	$561	$135	$128	$101	$102	$123	$115

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

122  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.45	$12.25	$9.69	$9.75	$11.84	$11.06	$9.89
Net investment income	0.13 [3]	0.19	0.18	0.22 [3]	0.12	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.41)	0.60	2.59	(0.07)	0.04	1.22	1.39
Total from investment operations	(1.28)	0.79	2.77	0.15	0.16	1.38	1.53
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)	(0.13)
Net realized gains	0.00	(1.38)	0.00	0.00	(2.15)	(0.37)	(0.23)
Total distributions to shareholders	0.00	(1.59)	(0.21)	(0.21)	(2.25)	(0.60)	(0.35)
Net asset value, end of period	$10.17	$11.45	$12.25	$9.69	$9.75	$11.84	$11.06
Total return[4]	(11.18)%	5.75%	28.62%	1.38%	2.70%	12.58%	16.08%
Ratios to average net assets (annualized)
Gross expenses	1.80% *	1.70% *	2.86% *	3.41% *	3.87% *	3.75% ^	4.25% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.17% *	0.10% ^	0.09% ^
Net investment income	2.43% ^	1.67% *	1.75% *	2.18% *	1.38% *	1.34%	1.38%
Supplemental data
Portfolio turnover rate[5]	50%	68%	85%	36%	31%	34%	31%
Net assets, end of period (000s omitted)	$9,289	$7,389	$6,540	$5,031	$4,678	$5,679	$5,305

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  123

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.34
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.17
Total return[4]	(1.64)%
Ratios to average net assets (annualized)
Gross expenses[5]	1.32%
Net expenses[5]	0.49%
Net investment income[5]	3.30%
Supplemental data
Portfolio turnover rate[6]	50%
Net assets, end of period (000s omitted)	$951

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.12%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

124  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class A	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.36	$12.13	$9.66	$9.74	$11.79	$11.03	$9.88
Net investment income	0.13	0.17	0.12	0.17 [3]	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	(1.38)	0.54	2.51	(0.05)	0.06	1.23	1.39
Total from investment operations	(1.25)	0.71	2.63	0.12	0.14	1.32	1.48
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.16)	(0.20)	(0.06)	(0.20)	(0.09)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.13)	(0.36)	(0.24)
Total distributions to shareholders	0.00	(1.48)	(0.16)	(0.20)	(2.19)	(0.56)	(0.33)
Net asset value, end of period	$10.11	$11.36	$12.13	$9.66	$9.74	$11.79	$11.03
Total return[4]	(11.09)%	5.24%	27.34%	1.01%	2.40%	12.12%	15.57%
Ratios to average net assets (annualized)
Gross expenses	2.43% *	2.25% *	3.37% *	3.64% *	4.30% *	4.22% ^	4.80% ^
Net expenses	0.58% *	0.65% *	0.67% *	0.66% *	0.59% *	0.53% ^	0.55% ^
Net investment income	2.02% *	1.21% *	1.29% *	1.67% *	0.97% *	1.03%	0.92%
Supplemental data
Portfolio turnover rate[5]	44%	68%	85%	36%	31%	36%	30%
Net assets, end of period (000s omitted)	$1,294	$498	$407	$345	$290	$261	$127

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  125

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class C	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.39	$12.22	$9.62	$9.72	$11.76	$10.99	$9.85
Net investment income	0.16 [3]	0.07	0.06	0.10	0.02	0.02	0.02
Payment from affiliate	0.00	0.00	0.16	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.42)	0.55	2.50	(0.07)	0.07	1.21	1.38
Total from investment operations	(1.26)	0.62	2.72	0.03	0.09	1.23	1.40
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.12)	(0.13)	0.00	(0.10)	(0.02)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.13)	(0.36)	(0.24)
Total distributions to shareholders	0.00	(1.45)	(0.12)	(0.13)	(2.13)	(0.46)	(0.26)
Net asset value, end of period	$10.13	$11.39	$12.22	$9.62	$9.72	$11.76	$10.99
Total return[4]	(11.06)%	4.44%	28.36% [5]	0.16%	1.89%	11.28%	14.69%
Ratios to average net assets (annualized)
Gross expenses	2.43% *	2.50% *	3.75% *	4.22% *	5.04% *	4.99% ^	5.55% ^
Net expenses	0.56% *	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.30% ^
Net investment income	3.07% *	0.46% *	0.55% *	0.99% *	0.20% *	0.15%	0.17%
Supplemental data
Portfolio turnover rate[6]	44%	68%	85%	36%	31%	36%	30%
Net assets, end of period (000s omitted)	$112	$132	$126	$99	$100	$121	$113

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.15%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

126  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R4	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.47	$12.23	$9.73	$9.79	$11.84	$11.05	$9.89
Net investment income	0.14 [3]	0.18	0.17	0.21	0.10	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.39)	0.57	2.52	(0.06)	0.06	1.22	1.39
Total from investment operations	(1.25)	0.75	2.69	0.15	0.16	1.36	1.52
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.19)	(0.21)	(0.08)	(0.21)	(0.12)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.13)	(0.36)	(0.24)
Total distributions to shareholders	0.00	(1.51)	(0.19)	(0.21)	(2.21)	(0.57)	(0.36)
Net asset value, end of period	$10.22	$11.47	$12.23	$9.73	$9.79	$11.84	$11.05
Total return[4]	(10.90)%	5.51%	27.76%	1.34%	2.60%	12.46%	15.94%
Ratios to average net assets (annualized)
Gross expenses	1.96% *	1.96% *	3.11% *	3.37% *	4.01% *	3.96% ^	4.52% ^
Net expenses	0.29% *	0.36% *	0.37% *	0.36% *	0.30% *	0.25% ^	0.24% ^
Net investment income	2.54% *	1.52% *	1.61% *	2.05% *	1.25% *	1.19%	1.23%
Supplemental data
Portfolio turnover rate[5]	44%	68%	85%	36%	31%	36%	30%
Net assets, end of period (000s omitted)	$2,623	$135	$127	$101	$102	$123	$115

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  127

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28				Year ended May 31
Class R6	Six months ended August 31, 2022 (unaudited)	2022	2021	2020 [1]	2019 [2]	2018	2017
Net asset value, beginning of period	$11.49	$12.24	$9.74	$9.80	$11.85	$11.06	$9.90
Net investment income	0.13	0.20	0.19	0.23	0.12	0.16	0.14
Net realized and unrealized gains (losses) on investments	(1.39)	0.58	2.52	(0.06)	0.06	1.22	1.39
Total from investment operations	(1.26)	0.78	2.71	0.17	0.18	1.38	1.53
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.23)	(0.10)	(0.23)	(0.13)
Net realized gains	0.00	(1.32)	0.00	0.00	(2.13)	(0.36)	(0.24)
Total distributions to shareholders	0.00	(1.53)	(0.21)	(0.23)	(2.23)	(0.59)	(0.37)
Net asset value, end of period	$10.23	$11.49	$12.24	$9.74	$9.80	$11.85	$11.06
Total return[3]	(10.97)%	5.73%	28.03%	1.48%	2.78%	12.60%	16.09%
Ratios to average net assets (annualized)
Gross expenses	2.01% *	1.82% *	2.96% *	3.23% *	3.87% *	3.81% ^	4.37% ^
Net expenses	0.14% *	0.21% *	0.22% *	0.21% *	0.15% *	0.10% ^	0.09% ^
Net investment income	2.41% *	1.67% *	1.76% *	2.20% *	1.40% *	1.35%	1.39%
Supplemental data
Portfolio turnover rate[4]	44%	68%	85%	36%	31%	36%	30%
Net assets, end of period (000s omitted)	$5,180	$6,413	$5,939	$4,685	$4,706	$5,692	$5,312

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2022 (unaudited)	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

128  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)

Administrator Class	Period ended August 31, 2022[1] (unaudited)
Net asset value, beginning of period	$10.41
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$10.24
Total return[4]	(1.63)%
Ratios to average net assets (annualized)
Gross expenses[5]	1.59%
Net expenses[5]	0.49%
Net investment income[5]	3.25%
Supplemental data
Portfolio turnover rate[6]	44%
Net assets, end of period (000s omitted)	$2,086

[1]	For the period from August 29, 2022 (commencement of class operations) to August 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratios include net expenses allocated from the affiliated Master Portfolios in the amount of 0.11%.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  129

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Allspring Dynamic Target Today Fund (“Dynamic Target Today Fund”), Allspring Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Allspring Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Allspring Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Allspring Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Allspring Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Allspring Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Allspring Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Allspring Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Allspring Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Allspring Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the

130  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios are recorded on a trade date basis. Securities transactions are recorded on a trade date basis.
Each Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund's fiscal year end. Therefore, a portion of each Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2022, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized losses
Dynamic Target Today Fund	$ 69,742,485	$0	$(1,089,713)	$(1,089,713)
Dynamic Target 2015 Fund	29,871,704	0	(469,852)	(469,852)
Dynamic Target 2020 Fund	148,340,382	0	(2,632,368)	(2,632,368)
Dynamic Target 2025 Fund	97,729,640	0	(1,898,803)	(1,898,803)
Dynamic Target 2030 Fund	239,650,547	0	(4,037,771)	(4,037,771)
Dynamic Target 2035 Fund	113,225,027	0	(2,067,375)	(2,067,375)
Dynamic Target 2040 Fund	245,375,033	0	(4,014,523)	(4,014,523)
Dynamic Target 2045 Fund	54,698,247	0	(802,940)	(802,940)
Dynamic Target 2050 Fund	89,902,197	0	(1,599,338)	(1,599,338)
Dynamic Target 2055 Fund	16,289,643	0	(205,890)	(205,890)
Dynamic Target 2060 Fund	11,131,452	0	(48,985)	(48,985)

Target Date Retirement Funds  |  131

Notes to financial statements (unaudited)
As of February 28, 2022, the Funds had current year deferred post-October capital losses and a qualified late-year ordinary loss was recognized in the first day of the current fiscal year in the following amounts:
	Late-year ordinary losses deferred	Post-October capital losses deferred
Dynamic Target Today Fund	$(2,513)	$ (51,449)
Dynamic Target 2015 Fund	(1,580)	(50,309)
Dynamic Target 2020 Fund	(1,369)	(70,251)
Dynamic Target 2025 Fund	0	(132,878)
Dynamic Target 2030 Fund	0	(133,941)
Dynamic Target 2035 Fund	0	(132,381)
Dynamic Target 2040 Fund	0	(109,758)
Dynamic Target 2045 Fund	0	(89,467)
Dynamic Target 2050 Fund	0	(81,604)
Dynamic Target 2055 Fund	0	(86,431)
Dynamic Target 2060 Fund	0	(78,828)
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2022:

132  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 68,535,001
Futures contracts	$ 140,280	$0	$0	140,280
Total assets	$140,280	$0	$0	$68,675,281
Liabilities
Futures contracts	$ 22,509	$0	$0	$ 22,509
Total liabilities	$ 22,509	$0	$0	$ 22,509

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $68,535,001. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 29,327,117
Futures contracts	$ 91,438	$0	$0	91,438
Total assets	$91,438	$0	$0	$29,418,555
Liabilities
Futures contracts	$ 16,703	$0	$0	$ 16,703
Total liabilities	$16,703	$0	$0	$ 16,703

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $29,327,117. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 145,429,318
Futures contracts	$ 323,306	$0	$0	323,306
Total assets	$323,306	$0	$0	$145,752,624
Liabilities
Futures contracts	$ 44,610	$0	$0	$ 44,610
Total liabilities	$ 44,610	$0	$0	$ 44,610

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $145,429,318. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  133

Notes to financial statements (unaudited)
Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 95,542,833
Futures contracts	$ 321,345	$0	$0	321,345
Total assets	$321,345	$0	$0	$95,864,178
Liabilities
Futures contracts	$ 33,341	$0	$0	$ 33,341
Total liabilities	$ 33,341	$0	$0	$ 33,341

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $95,542,833. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 234,942,876
Futures contracts	$ 745,184	$0	$0	745,184
Total assets	$745,184	$0	$0	$235,688,060
Liabilities
Futures contracts	$ 75,284	$0	$0	$ 75,284
Total liabilities	$ 75,284	$0	$0	$ 75,284

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $234,942,876. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 110,762,101
Futures contracts	$ 440,508	$0	$0	440,508
Total assets	$440,508	$0	$0	$111,202,609
Liabilities
Futures contracts	$ 44,957	$0	$0	$ 44,957
Total liabilities	$ 44,957	$0	$0	$ 44,957

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $110,762,101. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

134  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 240,610,199
Futures contracts	$ 809,253	$0	$0	809,253
Total assets	$809,253	$0	$0	$241,419,452
Liabilities
Futures contracts	$ 58,942	$0	$0	$ 58,942
Total liabilities	$ 58,942	$0	$0	$ 58,942

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $240,610,199. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 53,662,298
Futures contracts	$ 257,232	$0	$0	257,232
Total assets	$257,232	$0	$0	$53,919,530
Liabilities
Futures contracts	$ 24,223	$0	$0	$ 24,223
Total liabilities	$ 24,223	$0	$0	$ 24,223

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $53,662,298. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 87,973,908
Futures contracts	$ 354,850	$0	$0	354,850
Total assets	$354,850	$0	$0	$88,328,758
Liabilities
Futures contracts	$ 25,899	$0	$0	$ 25,899
Total liabilities	$ 25,899	$0	$0	$ 25,899

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $87,973,908. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  135

Notes to financial statements (unaudited)
Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 15,984,656
Futures contracts	$ 115,012	$0	$0	115,012
Total assets	$115,012	$0	$0	$16,099,668
Liabilities
Futures contracts	$ 15,915	$0	$0	$ 15,915
Total liabilities	$ 15,915	$0	$0	$ 15,915

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $15,984,656. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$ 11,002,450
Futures contracts	$ 94,231	$0	$0	94,231
Total assets	$94,231	$0	$0	$11,096,681
Liabilities
Futures contracts	$ 14,214	$0	$0	$ 14,214
Total liabilities	$14,214	$0	$0	$ 14,214

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $11,002,450. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

136  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses
Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.070
For the six months ended August 31, 2022, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

Target Date Retirement Funds  |  137

Notes to financial statements (unaudited)
account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through June 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of August 31, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Class C	1.35
Class R4	0.29
Class R6	0.14
Administrator Class	0.49
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2022, Allspring Funds Distributor received front-end sales charges from the following Funds:

138  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Front-end sales charges
Class A
Dynamic Target Today Fund	$ 1
Dynamic Target 2025 Fund	13
Dynamic Target 2030 Fund	4
Dynamic Target 2035 Fund	28
Dynamic Target 2040 Fund	5
Dynamic Target 2045 Fund	3
Dynamic Target 2050 Fund	44
Dynamic Target 2055 Fund	8
Dynamic Target 2060 Fund	176
Allspring Funds Distributor did not receive any contingent deferred sales charges from Class A or Class C shares for the six months ended August 31, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objectives by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2022 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$3,717,981	$10,942,243	$5,800,610	$24,697,173
Dynamic Target 2015 Fund	1,883,786	5,525,119	2,933,468	11,732,369
Dynamic Target 2020 Fund	5,465,394	23,411,615	8,536,654	45,156,538
Dynamic Target 2025 Fund	3,892,673	17,739,041	6,069,833	31,595,208
Dynamic Target 2030 Fund	5,996,768	43,349,980	9,367,244	64,307,203
Dynamic Target 2035 Fund	2,705,182	22,061,664	4,220,054	31,730,759
Dynamic Target 2040 Fund	3,462,255	46,554,548	5,410,818	57,742,559
Dynamic Target 2045 Fund	745,034	11,334,641	1,161,377	14,824,344
Dynamic Target 2050 Fund	541,701	18,220,459	845,458	20,845,311
Dynamic Target 2055 Fund	191,762	3,982,184	298,102	6,341,845
Dynamic Target 2060 Fund	145,633	2,903,861	226,165	4,926,247

Target Date Retirement Funds  |  139

Notes to financial statements (unaudited)
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2022, the following Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Funds' futures contracts during the six months ended August 31, 2022 was as follows:
	Average notional balance
	Long futures	Short futures
Dynamic Target Today Fund	$ 583,527	$ 969,641
Dynamic Target 2015 Fund	621,742	959,986
Dynamic Target 2020 Fund	897,526	1,672,701
Dynamic Target 2025 Fund	1,092,190	2,233,373
Dynamic Target 2030 Fund	4,238,974	11,302,509
Dynamic Target 2035 Fund	3,856,293	10,567,942
Dynamic Target 2040 Fund	2,342,854	8,718,321
Dynamic Target 2045 Fund	948,072	2,203,250
Dynamic Target 2050 Fund	2,108,873	3,668,319
Dynamic Target 2055 Fund	893,226	2,083,020
Dynamic Target 2060 Fund	1,995,330	5,844,260
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target Today Fund:
	Asset derivatives		Liability derivatives
Dynamic Target Today Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 11,076*	Unrealized losses on futures contracts	$ 10,433*
Equity risk	Unrealized gains on futures contracts	115,602*	Unrealized losses on futures contracts	4,873*
Foreign currency risk	Unrealized gains on futures contracts	13,602*	Unrealized losses on futures contracts	7,203*
		$140,280		$22,509

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target Today Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 643
Equity risk	(122,553)	155,835
Foreign currency risk	(19,748)	9,267
	$(142,302)	$165,745

140  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2015 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2015 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 4,693*	Unrealized losses on futures contracts	$ 4,564*
Equity risk	Unrealized gains on futures contracts	73,983*	Unrealized losses on futures contracts	5,148*
Foreign currency risk	Unrealized gains on futures contracts	12,762*	Unrealized losses on futures contracts	6,991*
		$91,438		$16,703

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2015 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 129
Equity risk	(124,742)	111,978
Foreign currency risk	(19,748)	8,638
	$(144,490)	$120,745
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2020 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2020 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 23,655*	Unrealized losses on futures contracts	$ 22,169*
Equity risk	Unrealized gains on futures contracts	283,465*	Unrealized losses on futures contracts	14,174*
Foreign currency risk	Unrealized gains on futures contracts	16,186*	Unrealized losses on futures contracts	8,267*
		$323,306		$44,610
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.

Target Date Retirement Funds  |  141

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2020 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 1,486
Equity risk	(167,633)	336,572
Foreign currency risk	(26,064)	11,741
	$(193,697)	$349,799
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2025 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2025 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 15,582*	Unrealized losses on futures contracts	$ 14,345*
Equity risk	Unrealized gains on futures contracts	283,725*	Unrealized losses on futures contracts	4,202*
Foreign currency risk	Unrealized gains on futures contracts	22,038*	Unrealized losses on futures contracts	14,794*
		$321,345		$33,341

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2025 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 1,237
Equity risk	(299,211)	407,883
Foreign currency risk	(34,373)	12,977
	$(333,584)	$422,097

142  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2030 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2030 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 37,734*	Unrealized losses on futures contracts	$ 35,210*
Equity risk	Unrealized gains on futures contracts	681,534*	Unrealized losses on futures contracts	23,250*
Foreign currency risk	Unrealized gains on futures contracts	25,916*	Unrealized losses on futures contracts	16,824*
		$745,184		$75,284

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2030 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 2,524
Equity risk	(289,331)	789,609
Foreign currency risk	(42,786)	14,825
	$(332,117)	$806,958
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2035 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2035 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 18,023*	Unrealized losses on futures contracts	$ 16,953*
Equity risk	Unrealized gains on futures contracts	399,156*	Unrealized losses on futures contracts	15,284*
Foreign currency risk	Unrealized gains on futures contracts	23,329*	Unrealized losses on futures contracts	12,720*
		$440,508		$44,957
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.

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Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2035 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 1,070
Equity risk	(346,765)	517,076
Foreign currency risk	(40,945)	16,342
	$(387,710)	$534,488
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2040 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2040 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 39,235*	Unrealized losses on futures contracts	$ 36,514*
Equity risk	Unrealized gains on futures contracts	750,862*	Unrealized losses on futures contracts	13,001*
Foreign currency risk	Unrealized gains on futures contracts	19,156*	Unrealized losses on futures contracts	9,427*
		$809,253		$58,942
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2040 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 2,721
Equity risk	(241,702)	844,963
Foreign currency risk	(32,380)	14,508
	$(274,082)	$862,192
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2045 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2045 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 8,824*	Unrealized losses on futures contracts	$ 8,477*
Equity risk	Unrealized gains on futures contracts	233,331*	Unrealized losses on futures contracts	7,382*
Foreign currency risk	Unrealized gains on futures contracts	15,077*	Unrealized losses on futures contracts	8,364*
		$257,232		$24,223
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.

144  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2045 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 347
Equity risk	(271,595)	334,356
Foreign currency risk	(26,064)	10,535
	$(297,659)	$345,238
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2050 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2050 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 14,455*	Unrealized losses on futures contracts	$ 13,693*
Equity risk	Unrealized gains on futures contracts	325,441*	Unrealized losses on futures contracts	4,268*
Foreign currency risk	Unrealized gains on futures contracts	14,954*	Unrealized losses on futures contracts	7,938*
		$354,850		$25,899
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2050 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 762
Equity risk	(227,672)	413,561
Foreign currency risk	(25,065)	10,838
	$(252,737)	$425,161
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2055 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2055 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 2,629*	Unrealized losses on futures contracts	$ 2,608*
Equity risk	Unrealized gains on futures contracts	99,046*	Unrealized losses on futures contracts	5,775*
Foreign currency risk	Unrealized gains on futures contracts	13,337*	Unrealized losses on futures contracts	7,532*
		$115,012		$15,915
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.

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Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2055 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ 21
Equity risk	(263,693)	199,087
Foreign currency risk	(26,065)	9,627
	$ (289,758)	$208,735
The fair value of derivative instruments as of August 31, 2022 by primary risk type was as follows for the Dynamic Target 2060 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2060 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 1,689*	Unrealized losses on futures contracts	$ 1,956*
Equity risk	Unrealized gains on futures contracts	80,169*	Unrealized losses on futures contracts	5,383*
Foreign currency risk	Unrealized gains on futures contracts	12,373*	Unrealized losses on futures contracts	6,875*
		$94,231		$14,214
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022 was as follows:
Dynamic Target 2060 Fund	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 0	$ (267)
Equity risk	(206,388)	161,010
Foreign currency risk	(19,750)	8,365
	$ (226,138)	$169,108
7. ACQUISITIONS
After the close of business on August 26, 2022, each Fund ("Acquiring Fund") acquired the net assets of a target fund ("Target Fund"). The purpose of each transaction was to combine two funds with similar investment objectives and strategies.

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Notes to financial statements (unaudited)
Acquiring Fund	Target Fund
Dynamic Target Today Fund	Allspring Target Today Fund
Dynamic Target Today Fund	Allspring Target 2010 Fund
Dynamic Target 2015 Fund	Allspring Target 2015 Fund
Dynamic Target 2020 Fund	Allspring Target 2020 Fund
Dynamic Target 2025 Fund	Allspring Target 2025 Fund
Dynamic Target 2030 Fund	Allspring Target 2030 Fund
Dynamic Target 2035 Fund	Allspring Target 2035 Fund
Dynamic Target 2040 Fund	Allspring Target 2040 Fund
Dynamic Target 2045 Fund	Allspring Target 2045 Fund
Dynamic Target 2050 Fund	Allspring Target 2050 Fund
Dynamic Target 2055 Fund	Allspring Target 2055 Fund
Dynamic Target 2060 Fund	Allspring Target 2060 Fund
Shareholders holding Class A, Class C, Class R, Class R4, Class R6 and Administrator Class shares of each Target Fund received Class A, Class C, Class A, Class R4, Class R6 and Administrator Class shares, respectively, of the Acquiring Fund in each reorganization. Each acquisition was accomplished by a tax-free exchange of all of the shares of each Target Fund for shares of each Acquiring Fund. For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align with ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The fair value of each portfolio, identified cost of each portfolio, unrealized gains/losses acquired, value of net assets acquired, Acquiring Fund net assets before and after the acquisition, exchange ratio and number of shares issued were as follows:
Target Fund	Fair value of portfolio	Identified cost of portfolio	Unrealized gains (losses)	Target Fund value of net assets acquired	Acquiring Fund value of net asset before acquisition	Acquiring Fund aggregate net assets after acquisition
Allspring Target Today Fund	$ 33,694,082	$ 30,526,417	$ 3,167,665	$ 33,773,406	$7,824,714	$41,598,120
Allspring Target 2010 Fund	33,770,331	18,139,582	15,630,749	33,862,822	7,824,714	41,687,536
Allspring Target 2015 Fund	28,210,881	20,536,056	7,674,825	28,240,999	7,156,005	35,397,004
Allspring Target 2020 Fund	144,271,320	121,900,211	22,371,109	144,285,159	9,914,335	154,199,494
Allspring Target 2025 Fund	85,038,602	78,369,372	6,669,230	84,854,256	19,021,918	103,876,174
Allspring Target 2030 Fund	223,512,331	208,416,514	15,095,817	223,532,739	22,870,527	246,403,266
Allspring Target 2035 Fund	99,182,371	94,696,271	4,486,100	99,182,688	20,704,800	119,887,488
Allspring Target 2040 Fund	238,292,144	226,761,078	11,531,066	238,339,551	14,326,482	252,666,033
Allspring Target 2045 Fund	47,446,058	45,465,185	1,980,873	47,253,508	13,889,937	61,143,445
Allspring Target 2050 Fund	84,622,030	78,621,173	6,000,857	84,700,855	12,052,075	96,752,930
Allspring Target 2055 Fund	12,713,592	13,106,321	(392,729)	12,757,738	9,785,155	22,542,893
Allspring Target 2060 Fund	9,789,037	10,050,015	(260,978)	9,874,591	7,629,817	17,504,408

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Notes to financial statements (unaudited)
Target Fund	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target Today Fund	Class A	0.80	2,725,307 [1]
	Class C	0.83	17,217
	Class R4	0.82	63,589
	Class R6	0.82	110,427
	Administrator Class	0.82	538,927
	[1] Amount includes 2,264 shares issued for Class R at an exchange ratio of 0.80.

Allspring Target 2010 Fund	Class A	0.93	2,689,132 [1]
	Class C	0.95	2,438
	Class R4	0.95	75,074
	Class R6	0.94	255,505
	Administrator Class	0.94	442,234
	[1] Amount includes 2,272 shares issued for Class R at an exchange ratio of 0.94.

Allspring Target 2015 Fund	Class A	0.61	2,427,530 [1]
	Class R4	0.61	1,510
	Class R6	0.61	135,654
	Administrator Class	0.63	323,878
	[1] Amount includes 1,948 shares issued for Class R at an exchange ratio of 0.63.

Allspring Target 2020 Fund	Class A	1.04	10,283,358 [1]
	Class C	1.02	117,463
	Class R4	1.07	883,722
	Class R6	1.06	904,968
	Administrator Class	1.06	2,440,526
	[1] Amount includes 9,444 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2025 Fund	Class A	0.45	6,281,718 [1]
	Class R4	0.45	70,044
	Class R6	0.44	1,323,169
	Administrator Class	0.45	515,462
	[1] Amount includes 5,720 shares issued for Class R at an exchange ratio of 0.44.

Allspring Target 2030 Fund	Class A	1.02	12,565,972 [1]
	Class C	0.97	73,129
	Class R4	1.04	1,770,935
	Class R6	1.04	2,573,850
	Administrator Class	1.04	4,507,069
	[1] Amount includes 3,960 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2035 Fund	Class A	0.63	7,901,606 [1]
	Class R4	0.63	146,363
	Class R6	0.62	1,136,407
	Administrator Class	0.63	425,139
	[1] Amount includes 51,217 shares issued for Class R at an exchange ratio of 0.63.

Allspring Target 2040 Fund	Class A	1.25	15,071,298 [1]
	Class C	1.08	74,765
	Class R4	1.30	2,236,744
	Class R6	1.29	2,646,873
	Administrator Class	1.29	3,479,040
	[1] Amount includes 7,871 shares issued for Class R at an exchange ratio of 1.26.

148  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Target Fund	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target 2045 Fund	Class A	0.68	3,201,742 [1]
	Class R4	0.68	75,045
	Class R6	0.67	1,248,234
	Administrator Class	0.68	124,675
	[1] Amount includes 2,512 shares issued for Class R at an exchange ratio of 0.70.

Allspring Target 2050 Fund	Class A	0.58	3,418,379 [1]
	Class C	0.58	47,585
	Class R4	0.59	1,044,217
	Class R6	0.58	1,896,508
	Administrator Class	0.58	1,818,108
	[1] Amount includes 2,992 shares issued for Class R at an exchange ratio of 0.59.

Allspring Target 2055 Fund	Class A	1.03	502,902 [1]
	Class R4	1.03	62,927
	Class R6	1.02	579,734
	Administrator Class	1.03	92,289
	[1] Amount includes 3,170 shares issued for Class R at an exchange ratio of 1.01.

Allspring Target 2060 Fund	Class A	1.08	91,064 [1]
	Class C	1.09	13,730
	Class R4	1.10	242,449
	Class R6	1.09	399,462
	Administrator Class	1.07	203,693
	[1] Amount includes 2,713 shares issued for Class R at an exchange ratio of 1.07.
Assuming each acquisition had been completed March 1, 2022, the beginning of the annual reporting period for each Acquiring Fund, the pro forma results of operations for the six months ended August 31, 2022 would have been as follows:
Acquiring Fund	Net investment income	Net realized and unrealized losses on investments	Net increase (decrease) in net assets resulting from operations
Dynamic Target Today Fund	$1,118,895	$(21,848,186)	$(20,729,291)
Dynamic Target 2015 Fund	506,033	(9,236,590)	(8,730,557)
Dynamic Target 2020 Fund	2,575,342	(27,188,190)	(24,612,848)
Dynamic Target 2025 Fund	1,618,766	(10,129,813)	(8,511,047)
Dynamic Target 2030 Fund	3,947,376	(20,336,244)	(16,388,868)
Dynamic Target 2035 Fund	1,648,208	(7,235,226)	(5,587,018)
Dynamic Target 2040 Fund	3,990,977	(12,099,776)	(8,108,799)
Dynamic Target 2045 Fund	724,912	(2,970,098)	(2,245,186)
Dynamic Target 2050 Fund	1,819,228	(5,170,810)	(3,351,582)
Dynamic Target 2055 Fund	323,661	(523,455)	(199,794)
Dynamic Target 2060 Fund	382,370	(170,984)	211,386
Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund have been included in each Acquiring Fund’s Statement of Operations since August 29, 2022.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each

Target Date Retirement Funds  |  149

Notes to financial statements (unaudited)
Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2022, there were no borrowings by each Fund under the agreement.
9. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of August 31, 2022, each Fund indirectly held securities in Russia through its investment in an affiliated Master Portfolio which represented 0.00% of each Fund’s total net assets.
10. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

150  |  Target Date Retirement Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Target Date Retirement Funds  |  151

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

152  |  Target Date Retirement Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Target Date Retirement Funds  |  153

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

154  |  Target Date Retirement Funds

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including each Fund, which is reasonably designed to assess and manage each Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), each Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of each Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent each Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of each Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if each Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of each Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Target Date Retirement Funds  |  155

Appendix (unaudited)
On August 31, 2022, the Dynamic Target Blended Indexes were composed of the following indexes:
	Dynamic Target Today Blended Index	Dynamic Target 2015 Blended Index	Dynamic Target 2020 Blended Index
Bloomberg U.S. Aggregate ex-Corporate Index	29.56%	26.61%	22.92%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	2.52%	2.27%	1.95%
Bloomberg U.S. Corporate Investment Grade Index	15.39%	13.85%	11.93%
Bloomberg U.S. Government Intermediate Bond Index	5.00%	4.50%	3.88%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.00%	4.50%	3.88%
Dow Jones U.S. Select REIT Index	3.33%	3.83%	4.46%
JP Morgan EMBI Global Diversified Index	2.52%	2.27%	1.95%
MSCI Emerging Markets Index (Net) (USD)	2.95%	3.40%	3.96%
MSCI World ex USA Index (Net) (USD)	9.88%	11.35%	13.21%
Russell 1000® Index	19.09%	21.94%	25.50%
Russell 2000® Index	4.76%	5.48%	6.36%
Average annual total returns (%) as of August 31, 2022
	1 year	5 year	10 year
Bloomberg U.S. Aggregate ex-Corporate Index1*	(10.35)	0.29	–
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	(10.61)	2.57	4.50
Bloomberg U.S. Corporate Investment Grade Index[3]	(14.91)	1.02	2.32
Bloomberg U.S. Government Intermediate Bond Index[4]	(7.53)	0.55	0.83
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index[5]	(2.96)	3.23	1.74
Dow Jones U.S. Select REIT Index[6]	(10.80)	4.70	6.67
JP Morgan EMBI Global Diversified Index[7]	(20.82)	(1.33)	1.91
MSCI Emerging Markets Index (Net)(USD)[8]	(21.80)	0.59	2.92
MSCI World ex USA Index (Net) (USD)[9]	(18.56)	2.08	4.95
Russell 1000® Index[10]	(12.96)	11.61	12.98
Russell 2000® Index[11]	(17.88)	6.95	10.01
*	The inception date of the index is December 2015.
[1]	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
[2]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. You cannot invest directly into an index.
[3]	The Bloomberg U.S. Corporate Investment Grade Index is a broad based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. Bloomberg U.S. Credit - Financial Institutions Index. You cannot invest directly into an index.
[4]	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
[5]	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

156  |  Target Date Retirement Funds

Appendix (unaudited)
Dynamic Target 2025 Blended Index	Dynamic Target 2030 Blended Index	Dynamic Target 2035 Blended Index	Dynamic Target 2040 Blended Index	Dynamic Target 2045 Blended Index	Dynamic Target 2050 Blended Index	Dynamic Target 2055 Blended Index	Dynamic Target 2060 Blended Index
19.38%	15.20%	12.32%	9.47%	6.51%	3.55%	2.96%	2.96%
1.65%	1.28%	1.04%	0.80%	0.55%	0.30%	0.25%	0.25%
10.08%	7.92%	6.42%	4.93%	3.39%	1.85%	1.54%	1.54%
2.13%	0.66%	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%
2.13%	0.66%	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%
3.50%	1.64%	0.23%	0.00%	0.00%	0.00%	0.00%	0.00%
1.64%	1.28%	1.04%	0.80%	0.55%	0.30%	0.25%	0.25%
4.92%	6.06%	6.83%	7.52%	8.08%	8.63%	8.74%	8.74%
16.40%	20.22%	22.96%	25.09%	26.99%	28.88%	29.26%	29.26%
30.52%	36.06%	39.18%	41.11%	43.14%	45.19%	45.60%	45.60%
7.65%	9.02%	9.80%	10.28%	10.79%	11.30%	11.40%	11.40%
[6]	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI). You cannot invest directly into an index.
[7]	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
[8]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[9]	The MSCI World ex USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.
[10]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[11]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Target Date Retirement Funds  |  157

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds' website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0922-00047 10-22
SDTD/SAR104 08-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date	: October 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 27, 2022

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 27, 2022